NATIONWIDE®

VARIABLE

ACCOUNT-4

Annual Report

to

Contract Owners

December 31, 2006

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

APO–1882–12/06

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2006

Assets:
Investments at fair value:

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class III (ACVPIncGr3) 1,123,119 shares (cost $ 8,791,751)	$9,692,518

American Century Variable Portfolios, Inc. – Ultra® Fund – Class III (ACVPUltra3) 190,550 shares (cost $ 1,932,533)	1,911,215

American Century Variable Portfolios, Inc. – Value Fund – Class III (ACVPVal3) 1,896,580 shares (cost $ 15,219,250)	16,576,111

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class 2 R (FidVIPEIS2R) 659,543 shares (cost $ 16,502,610)	16,970,038

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class 2 R (FidVIPGrS2R) 137,832 shares (cost $ 4,677,352)	4,862,707

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class 2 R (FidVIPConS2R) 830,744 shares (cost $ 25,070,358)	25,769,677

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III (GVITFHiInc3) 655,647 shares (cost $ 5,167,144)	5,225,511

Gartmore GVIT – Government Bond Fund – Class III (GVITGvtBd3) 1,144,063 shares (cost $ 13,083,593)	12,985,116

Gartmore GVIT – Investor Destinations Aggressive Fund – Class VI (GVITIDAgg6) 834,008 shares (cost $ 10,486,007)	11,234,087

Gartmore GVIT – Investor Destinations Conservative Fund – Class VI (GVITIDCon6) 566,766 shares (cost $ 5,862,130)	5,917,033

Gartmore GVIT – Investor Destinations Moderate Fund – Class VI (GVITIDMod6) 1,690,215 shares (cost $ 19,391,648)	20,705,129

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class VI (GVITIDModAg6) 903,030 shares (cost $ 11,002,958)	11,793,572

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class VI (GVITIDModCon6) 317,996 shares (cost $ 3,518,372)	3,599,719

Gartmore GVIT – Mid Cap Growth Fund – Class III (GVITMdCpGr3) 43,719 shares (cost $ 1,104,283)	1,306,322

Gartmore GVIT – Money Market Fund II – Class I (GVITMyMkt2) 208,395,593 shares (cost $ 208,395,593)	208,395,593

Gartmore GVIT – Nationwide Fund – Class III (GVITNWFund3) 131,315 shares (cost $ 1,651,765)	1,751,738

Gartmore GVIT – Small Cap Growth Fund – Class III (GVITSmCapGr3) 40,812 shares (cost $ 604,310)	665,647

Gartmore GVIT – Small Cap Value Fund – Class III (GVITSmCapVal3) 116,680 shares (cost $ 1,449,759)	1,456,165

Gartmore GVIT – Small Company Fund – Class III (GVITSmComp3) 192,603 shares (cost $ 4,682,096)	4,817,010

Legg Mason Partners Variable Portfolios III, Inc. – International All Cap Growth Portfolio (LMVPIntAllCap) 4,657 shares (cost $ 97,310)	80,468

Legg Mason Partners Variable Portfolios III, Inc. – Large Cap Value Portfolio (LMVPLrgCp) 195,719 shares (cost $ 3,521,732)	4,249,058

Legg Mason Partners Variable Portfolios III, Inc. – Money Market Portfolio (LMVPMMrk) 116,062 shares (cost $ 116,062)	116,062

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Rydex Variable Trust Portfolios – Absolute Return Strategies Fund (RyAbsRtStr) 697,594 shares (cost $ 18,263,666)	$18,276,976

Rydex Variable Trust Portfolios – Banking Fund (RyBank) 543,705 shares (cost $ 17,191,445)	17,637,782

Rydex Variable Trust Portfolios – Basic Materials Fund (RyBasicM) 943,777 shares (cost $ 29,722,302)	31,456,100

Rydex Variable Trust Portfolios – Biotechnology Fund (RyBioTech) 329,649 shares (cost $ 7,125,898)	6,810,554

Rydex Variable Trust Portfolios – Commodities Fund (RyComm100) 822,176 shares (cost $ 15,466,936)	14,922,487

Rydex Variable Trust Portfolios – Consumer Products Fund (RyConsProd) 578,646 shares (cost $ 20,511,500)	21,149,516

Rydex Variable Trust Portfolios – Dynamic Dow Fund (RyDyDow) 634,317 shares (cost $ 17,775,012)	17,056,783

Rydex Variable Trust Portfolios – Dynamic OTC Fund (RyDyOTC) 510,233 shares (cost $ 11,940,992)	11,970,078

Rydex Variable Trust Portfolios – Dynamic S&P 500 Fund (RyDySP500) 900,975 shares (cost $ 19,764,657)	19,560,172

Rydex Variable Trust Portfolios – Dynamic Strengthening Dollar Fund (RyDyStrDol) 9,637 shares (cost $ 219,781)	217,701

Rydex Variable Trust Portfolios – Dynamic Weakening Dollar Fund (RyDyWeakDol) 165,885 shares (cost $ 4,568,961)	4,563,509

Rydex Variable Trust Portfolios – Electronics Fund (RyElec) 163,731 shares (cost $ 2,359,745)	2,295,504

Rydex Variable Trust Portfolios – Energy Fund (RyEnergy) 943,592 shares (cost $ 37,830,313)	31,270,635

Rydex Variable Trust Portfolios – Energy Services Fund (RyEnSvc) 635,079 shares (cost $ 20,977,295)	18,919,009

Rydex Variable Trust Portfolios – Europe Advantage Fund (RyEuroAdv) 1,245,835 shares (cost $ 36,107,444)	36,876,714

Rydex Variable Trust Portfolios – Financial Services Fund (RyFinSvc) 1,112,740 shares (cost $ 35,135,784)	35,807,963

Rydex Variable Trust Portfolios – Government Long Bond Advantage Fund (RyGvtLgBd) 2,522,768 shares (cost $ 29,406,161)	29,163,195

Rydex Variable Trust Portfolios – Health Care Fund (RyHealthC) 833,650 shares (cost $ 24,155,030)	23,683,985

Rydex Variable Trust Portfolios – Hedged Equity Fund (RyHedgeEq) 308,342 shares (cost $ 8,205,562)	8,121,730

Rydex Variable Trust Portfolios – Internet Fund (RyNet) 293,274 shares (cost $ 4,779,242)	4,742,241

Rydex Variable Trust Portfolios – Inverse Dynamic Dow Fund (RyInDyDow) 138,716 shares (cost $ 4,756,979)	4,624,803

Rydex Variable Trust Portfolios – Inverse Government Long Bond Fund (RyInGovLgBd) 372,574 shares (cost $ 8,074,801)	8,028,964

Rydex Variable Trust Portfolios – Inverse Mid Cap Fund (RyInMidCap) 91,197 shares (cost $ 3,366,739)	3,370,643

Rydex Variable Trust Portfolios – Inverse OTC Fund (RyInOTC) 605,881 shares (cost $ 11,881,986)	11,990,394

Rydex Variable Trust Portfolios – Inverse Russell 2000 Fund (RyInRus2000) 163,371 shares (cost $ 5,700,281)	5,654,272

Rydex Variable Trust Portfolios – Inverse S&P 500 Fund (RyInSP500) 1,996,378 shares (cost $ 9,193,674)	8,764,099

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Rydex Variable Trust Portfolios – Japan Advantage Fund (RyJapanAdv) 564,872 shares (cost $ 16,527,678)	$15,324,977

Rydex Variable Trust Portfolios – Large Cap Growth Fund (RyLgCapGr) 389,723 shares (cost $ 10,535,944)	10,397,813

Rydex Variable Trust Portfolios – Large Cap Value Fund (RyLgCapVal) 1,293,324 shares (cost $ 41,101,105)	41,101,850

Rydex Variable Trust Portfolios – Leisure Fund (RyLeisure) 919,440 shares (cost $ 22,886,744)	24,080,136

Rydex Variable Trust Portfolios – Mid Cap Advantage Fund (RyMidCapAdv) 770,383 shares (cost $ 20,680,825)	18,643,259

Rydex Variable Trust Portfolios – Mid Cap Growth Fund (RyMidCapGr) 190,924 shares (cost $ 5,797,628)	5,599,797

Rydex Variable Trust Portfolios – Mid Cap Value Fund (RyMidCapVal) 470,602 shares (cost $ 10,491,454)	10,532,073

Rydex Variable Trust Portfolios – Multi Cap Core Equity Fund (RyMCpCoreEq) 176,423 shares (cost $ 4,878,331)	5,045,695

Rydex Variable Trust Portfolios – Nova Fund (RyNova) 5,413,962 shares (cost $ 52,308,239)	54,626,872

Rydex Variable Trust Portfolios – OTC Fund (RyOTC) 711,615 shares (cost $ 11,053,918)	10,951,758

Rydex Variable Trust Portfolios – Precious Metals Fund (RyPrecMet) 2,159,152 shares (cost $ 25,750,300)	27,162,134

Rydex Variable Trust Portfolios – Real Estate Fund (RyRealEst) 952,008 shares (cost $ 48,281,528)	47,838,409

Rydex Variable Trust Portfolios – Retailing Fund (RyRetail) 584,478 shares (cost $ 17,382,599)	17,405,759

Rydex Variable Trust Portfolios – Russell 2000 Advantage Fund (RyRuss2000) 1,026,119 shares (cost $ 42,464,256)	42,214,534

Rydex Variable Trust Portfolios – Sector Rotation Fund (RySectRot) 2,197,903 shares (cost $ 30,285,113)	29,605,759

Rydex Variable Trust Portfolios – Small Cap Growth Fund (RySmCapGr) 208,639 shares (cost $ 6,401,520)	6,242,465

Rydex Variable Trust Portfolios – Small Cap Value Fund (RySmCapVal) 454,834 shares (cost $ 13,297,967)	13,008,245

Rydex Variable Trust Portfolios – Technology Fund (RyTech) 919,230 shares (cost $ 13,369,156)	13,549,452

Rydex Variable Trust Portfolios – Telecommunications Fund (RyTele) 861,705 shares (cost $ 18,393,918)	18,879,960

Rydex Variable Trust Portfolios – Transportation Fund (RyTrans) 524,270 shares (cost $ 18,284,118)	18,375,649

Rydex Variable Trust Portfolios – Utilities Fund (RyUtil) 1,614,323 shares (cost $ 34,299,223)	36,128,560

Total investments	1,233,731,461
Accounts receivable	39,034

Total assets	1,233,770,495
Accounts payable	–

Contract owners’ equity (note 4)	$1,233,770,495

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT– 4

STATEMENTS OF OPERATIONS

Year Ended December 31, 2006

Investment activity:	Total	ACVPIncGr3	ACVPUltra3	ACVPVal3	FidVIPEIS2R	FidVIPGrS2R	FidVIPConS2R	GVITFHiInc3
Reinvested dividends	$23,061,694	98,131	–	120,905	375,547	11,588	239,498	264,476
Mortality and expense risk charges (note 2)	(17,603,377)	(80,578)	(27,389)	(159,214)	(156,296)	(77,863)	(334,215)	(41,220)

Net investment income (loss)	5,458,317	17,553	(27,389)	(38,309)	219,251	(66,275)	(94,717)	223,256

Proceeds from mutual fund shares sold	5,492,378,887	1,657,951	3,073,016	4,000,574	3,218,483	4,397,774	7,842,863	3,606,659
Cost of mutual fund shares sold	(5,450,027,790)	(1,449,746)	(3,111,548)	(4,015,676)	(2,923,943)	(3,956,645)	(6,257,439)	(3,608,739)

Realized gain (loss) on investments	42,351,097	208,205	(38,532)	(15,102)	294,540	441,129	1,585,424	(2,080)
Change in unrealized gain (loss) on investments	(8,318,526)	611,454	(108,998)	1,196,039	(79,894)	(102,545)	(1,458,501)	63,974

Net gain (loss) on investments	34,032,571	819,659	(147,530)	1,180,937	214,646	338,584	126,923	61,894

Reinvested capital gains	34,790,850	–	–	762,688	1,557,614	–	2,124,057	–

Net increase (decrease) in contract owners’ equity resulting from operations	$74,281,738	837,212	(174,919)	1,905,316	1,991,511	272,309	2,156,263	285,150

Investment activity:	GVITGvtBd3	GVITIDAgg6	GVITIDCon6	GVITIDMod6	GVITIDModAg6	GVITIDModCon6	GVITMdCpGr3	GVITMyMkt2
Reinvested dividends	$511,122	195,803	182,243	470,454	224,262	110,616	–	11,779,463
Mortality and expense risk charges (note 2)	(174,588)	(118,415)	(77,103)	(259,987)	(124,678)	(58,212)	(19,499)	(4,209,971)

Net investment income (loss)	336,534	77,388	105,140	210,467	99,584	52,404	(19,499)	7,569,492

Proceeds from mutual fund shares sold	6,885,294	5,242,889	4,126,565	5,191,754	3,189,336	3,687,953	406,704	1,212,077,577
Cost of mutual fund shares sold	(7,075,497)	(4,819,736)	(4,144,274)	(4,665,733)	(2,854,100)	(3,612,499)	(310,377)	(1,212,077,577)

Realized gain (loss) on investments	(190,203)	423,153	(17,709)	526,021	335,236	75,454	96,327	–
Change in unrealized gain (loss) on investments	25,141	638,883	106,581	832,655	557,626	72,335	25,059	–

Net gain (loss) on investments	(165,062)	1,062,036	88,872	1,358,676	892,862	147,789	121,386	–

Reinvested capital gains	90,827	102,593	56,132	159,503	99,664	53,758	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$262,299	1,242,017	250,144	1,728,646	1,092,110	253,951	101,887	7,569,492

(Continued)

NATIONWIDE VARIABLE ACCOUNT– 4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITNWFund3	GVITSmCapGr3	GVITSmCapVal3	GVITSmComp3	LMVPIntAllCap	LMVPLrgCp	LMVPMMrk	RyAbsRtStr
Reinvested dividends	$14,137	–	6,869	6,816	1,584	50,615	5,289	201,159
Mortality and expense risk charges (note 2)	(18,308)	(11,373)	(22,555)	(42,915)	(930)	(53,611)	(1,483)	(124,837)

Net investment income (loss)	(4,171)	(11,373)	(15,686)	(36,099)	654	(2,996)	3,806	76,322

Proceeds from mutual fund shares sold	1,084,067	438,282	583,724	2,682,764	946	554,650	1,592	7,954,120
Cost of mutual fund shares sold	(953,418)	(348,754)	(569,998)	(2,729,262)	(1,362)	(512,594)	(1,592)	(7,921,345)

Realized gain (loss) on investments	130,649	89,528	13,726	(46,498)	(416)	42,056	–	32,775
Change in unrealized gain (loss) on investments	25,607	(67,667)	94,232	275,339	13,838	522,508	–	16,649

Net gain (loss) on investments	156,256	21,861	107,958	228,841	13,422	564,564	–	49,424

Reinvested capital gains	–	–	112,635	63,281	1,619	74,465	–	255,688

Net increase (decrease) in contract owners’ equity resulting from operations	$152,085	10,488	204,907	256,023	15,695	636,033	3,806	381,434

Investment activity:	RyBank	RyBasicM	RyBioTech	RyComm100	RyConsProd	RyDyDow	RyDyOTC	RyDySP500
Reinvested dividends	$296,538	243,011	–	–	150,948	85,610	11,972	146,961
Mortality and expense risk charges (note 2)	(199,876)	(371,296)	(266,215)	(284,301)	(274,159)	(150,623)	(206,910)	(191,575)

Net investment income (loss)	96,662	(128,285)	(266,215)	(284,301)	(123,211)	(65,013)	(194,938)	(44,614)

Proceeds from mutual fund shares sold	25,393,122	55,375,578	63,275,650	66,611,460	38,275,077	108,001,967	322,213,910	97,040,641
Cost of mutual fund shares sold	(25,313,692)	(54,037,091)	(63,569,566)	(70,294,765)	(36,903,663)	(105,107,960)	(321,255,366)	(94,363,216)

Realized gain (loss) on investments	79,430	1,338,487	(293,916)	(3,683,305)	1,371,414	2,894,007	958,544	2,677,425
Change in unrealized gain (loss) on investments	945,459	1,260,488	(876,133)	(298,271)	1,004,175	(535,565)	842,853	4,201

Net gain (loss) on investments	1,024,889	2,598,975	(1,170,049)	(3,981,576)	2,375,589	2,358,442	1,801,397	2,681,626

Reinvested capital gains	–	351,948	–	–	179,956	1,764,636	–	578,888

Net increase (decrease) in contract owners’ equity resulting from operations	$1,121,551	2,822,638	(1,436,264)	(4,265,877)	2,432,334	4,058,065	1,606,459	3,215,900

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	RyDyStrDol	RyDyWeakDol	RyElec	RyEnergy	RyEnSvc	RyEuroAdv	RyFinSvc	RyGvtLgBd
Reinvested dividends	$3,404	158,067	–	–	–	560,900	389,192	1,223,256
Mortality and expense risk charges (note 2)	(10,622)	(45,272)	(189,183)	(552,369)	(533,300)	(381,253)	(398,094)	(538,274)

Net investment income (loss)	(7,218)	112,795	(189,183)	(552,369)	(533,300)	179,647	(8,902)	684,982

Proceeds from mutual fund shares sold	10,818,262	16,786,263	62,251,869	87,891,994	112,377,255	72,870,936	43,164,915	161,539,591
Cost of mutual fund shares sold	(10,920,364)	(16,742,973)	(65,170,306)	(87,383,660)	(110,311,488)	(69,283,343)	(41,397,190)	(163,085,467)

Realized gain (loss) on investments	(102,102)	43,290	(2,918,437)	508,334	2,065,767	3,587,593	1,767,725	(1,545,876)
Change in unrealized gain (loss) on investments	416	979	190,500	(6,036,182)	(4,270,075)	430,308	463,519	(742,923)

Net gain (loss) on investments	(101,686)	44,269	(2,727,937)	(5,527,848)	(2,204,308)	4,017,901	2,231,244	(2,288,799)

Reinvested capital gains	–	2,434	–	7,664,993	2,539,875	912,770	1,387,807	–

Net increase (decrease) in contract owners’ equity resulting from operations	$(108,904)	159,498	(2,917,120)	1,584,776	(197,733)	5,110,318	3,610,149	(1,603,817)

Investment activity:	RyHealthC	RyHedgeEq	RyNet	RyInDyDow	RyInGovLgBd	RyInMidCap	RyInOTC	RyInRus2000
Reinvested dividends	$–	93,618	–	73,158	196,018	62,796	513,939	162,576
Mortality and expense risk charges (note 2)	(384,548)	(59,285)	(94,469)	(41,535)	(140,867)	(30,618)	(167,890)	(69,490)

Net investment income (loss)	(384,548)	34,333	(94,469)	31,623	55,151	32,178	346,049	93,086

Proceeds from mutual fund shares sold	62,707,797	13,721,270	32,065,591	40,581,996	44,431,386	48,346,673	290,939,384	90,207,429
Cost of mutual fund shares sold	(61,375,976)	(13,622,639)	(31,116,532)	(41,645,754)	(43,859,609)	(48,715,876)	(291,064,417)	(91,681,203)

Realized gain (loss) on investments	1,331,821	98,631	949,059	(1,063,758)	571,777	(369,203)	(125,033)	(1,473,774)
Change in unrealized gain (loss) on investments	(1,313,078)	(81,417)	(358,284)	(196,323)	127,194	11,934	(25,210)	(73,073)

Net gain (loss) on investments	18,743	17,214	590,775	(1,260,081)	698,971	(357,269)	(150,243)	(1,546,847)

Reinvested capital gains	907,530	177,178	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$541,725	228,725	496,306	(1,228,458)	754,122	(325,091)	195,806	(1,453,761)

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	RyInSP500	RyJapanAdv	RyLgCapGr	RyLgCapVal	RyLeisure	RyMidCapAdv	RyMidCapGr	RyMidCapVal
Reinvested dividends	$727,880	448,953	–	181,049	–	57,960	–	91,626
Mortality and expense risk charges (note 2)	(247,992)	(278,389)	(94,506)	(277,312)	(221,690)	(333,180)	(102,135)	(102,820)

Net investment income (loss)	479,888	170,564	(94,506)	(96,263)	(221,690)	(275,220)	(102,135)	(11,194)

Proceeds from mutual fund shares sold	201,104,632	121,227,366	67,801,299	119,248,126	25,657,171	205,555,718	71,818,430	29,472,485
Cost of mutual fund shares sold	(202,963,380)	(120,147,628)	(67,763,348)	(116,899,130)	(25,504,559)	(206,583,452)	(71,558,340)	(30,450,656)

Realized gain (loss) on investments	(1,858,748)	1,079,738	37,951	2,348,996	152,612	(1,027,734)	260,090	(978,171)
Change in unrealized gain (loss) on investments	(556,717)	(3,595,040)	130,341	(25,221)	2,152,760	(1,832,339)	(152,008)	1,693,722

Net gain (loss) on investments	(2,415,465)	(2,515,302)	168,292	2,323,775	2,305,372	(2,860,073)	108,082	715,551

Reinvested capital gains	–	2,274,540	140,156	579,213	792,740	4,093,047	404,422	–

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,935,577)	(70,198)	213,942	2,806,725	2,876,422	957,754	410,369	704,357

Investment activity:	RyMCpCoreEq	RyNova	RyOTC	RyPrecMet	RyRealEst	RyRetail	RyRuss2000	RySectRot
Reinvested dividends	$2,036	461,572	–	–	699,364	–	123,090	–
Mortality and expense risk charges (note 2)	(39,783)	(501,012)	(198,740)	(484,658)	(481,524)	(204,218)	(437,892)	(342,020)

Net investment income (loss)	(37,747)	(39,440)	(198,740)	(484,658)	217,840	(204,218)	(314,802)	(342,020)

Proceeds from mutual fund shares sold	5,331,736	138,313,463	195,622,845	94,260,863	274,767,766	24,638,797	313,547,030	26,076,199
Cost of mutual fund shares sold	(5,082,969)	(131,984,337)	(195,063,574)	(87,921,767)	(268,474,618)	(23,764,879)	(310,521,561)	(24,657,155)

Realized gain (loss) on investments	248,767	6,329,126	559,271	6,339,096	6,293,148	873,918	3,025,469	1,419,044
Change in unrealized gain (loss) on investments	168,096	1,749,946	175,903	(2,179,259)	(305,308)	55,463	335,502	(1,561,378)

Net gain (loss) on investments	416,863	8,079,072	735,174	4,159,837	5,987,840	929,381	3,360,971	(142,334)

Reinvested capital gains	4,027	–	–	–	1,359,148	456,107	–	1,433,242

Net increase (decrease) in contract owners’ equity resulting from operations	$383,143	8,039,632	536,434	3,675,179	7,564,828	1,181,270	3,046,169	948,888

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	RySmCapGr	RySmCapVal	RyTech	RyTele	RyTrans	RyUtil
Reinvested dividends	$–	50,860	–	215,619	–	759,144
Mortality and expense risk charges (note 2)	(72,903)	(144,019)	(193,940)	(271,997)	(415,124)	(380,259)

Net investment income (loss)	(72,903)	(93,159)	(193,940)	(56,378)	(415,124)	378,885

Proceeds from mutual fund shares sold	68,580,426	66,923,215	41,367,262	45,582,046	59,371,905	47,314,554
Cost of mutual fund shares sold	(69,076,492)	(66,294,160)	(41,320,365)	(44,032,152)	(58,183,820)	(45,635,478)

Realized gain (loss) on investments	(496,066)	629,055	46,897	1,549,894	1,188,085	1,679,076
Change in unrealized gain (loss) on investments	177,663	(115,134)	319,624	398,049	(1,366,021)	2,277,023

Net gain (loss) on investments	(318,403)	513,921	366,521	1,947,943	(177,936)	3,956,099

Reinvested capital gains	191,510	532,504	–	211,123	–	336,532

Net increase (decrease) in contract owners’ equity resulting from operations	$(199,796)	953,266	172,581	2,102,688	(593,060)	4,671,516

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2006 and 2005

	Total		ACVPIncGr3		ACVPUltra3		ACVPVal3
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$5,458,317	(4,465,232)	17,553	3,697	(27,389)	(21,570)	(38,309)	(51,419)
Realized gain (loss) on investments	42,351,097	24,738,797	208,205	257,506	(38,532)	229,621	(15,102)	75,229
Change in unrealized gain (loss) on investments	(8,318,526)	(14,497,541)	611,454	(79,327)	(108,998)	6,885	1,196,039	(382,399)
Reinvested capital gains	34,790,850	18,647,007	–	–	–	–	762,688	635,072

Net increase (decrease) in contract owners’ equity resulting from operations	74,281,738	24,423,031	837,212	181,876	(174,919)	214,936	1,905,316	276,483

Equity transactions:
Purchase payments received from contract owners (note 3)	253,651,102	251,563,035	341,676	299,795	459,209	456,048	643,154	735,893
Transfers between funds	–	–	3,364,238	2,481,869	(1,357,608)	1,524,227	6,672,336	2,220,305
Redemptions (note 3)	(184,259,698)	(160,536,005)	(379,995)	(1,101,260)	(81,783)	(90,512)	(1,221,624)	(1,019,413)
Annuity benefits	(440,460)	(123,369)	(2,162)	–	–	–	(2,423)	–
Annual contract maintenance charges (note 2)	(2,710)	(3,130)	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(2,105,908)	(1,922,013)	(6,673)	(9,775)	(2,195)	(2,768)	(14,507)	(6,752)
Adjustments to maintain reserves	60,504	48,745	235	294	(195)	81	1,437	718

Net equity transactions	66,902,830	89,027,263	3,317,319	1,670,923	(982,572)	1,887,076	6,078,373	1,930,751

Net change in contract owners’ equity	141,184,568	113,450,294	4,154,531	1,852,799	(1,157,491)	2,102,012	7,983,689	2,207,234
Contract owners’ equity beginning of period	1,092,585,927	979,135,633	5,538,170	3,685,371	3,068,548	966,536	8,593,733	6,386,499

Contract owners’ equity end of period	$1,233,770,495	1,092,585,927	9,692,701	5,538,170	1,911,057	3,068,548	16,577,422	8,593,733

CHANGES IN UNITS:
Beginning units	93,279,166	84,307,933	460,611	315,833	284,912	90,454	671,652	516,992

Units purchased	919,634,468	934,055,002	398,711	336,329	216,169	246,979	807,453	508,590
Units redeemed	(915,942,018)	(925,083,769)	(162,275)	(191,551)	(315,303)	(52,521)	(373,815)	(353,930)

Ending units	96,971,616	93,279,166	697,047	460,611	185,778	284,912	1,105,290	671,652

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPEIS2R		FidVIPGrS2R		FidVIPConS2R		GVITFHiInc3
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$219,251	(11,598)	(66,275)	(42,154)	(94,717)	(151,151)	223,256	17,744
Realized gain (loss) on investments	294,540	84,087	441,129	36,112	1,585,424	465,446	(2,080)	14
Change in unrealized gain (loss) on investments	(79,894)	108,932	(102,545)	201,546	(1,458,501)	1,527,370	63,974	(5,608)
Reinvested capital gains	1,557,614	219,763	–	–	2,124,057	1,517	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,991,511	401,184	272,309	195,504	2,156,263	1,843,182	285,150	12,150

Equity transactions:
Purchase payments received from contract owners (note 3)	730,208	390,171	346,038	464,462	1,625,014	1,014,199	196,201	–
Transfers between funds	5,975,650	4,570,680	(287,574)	2,479,166	4,972,476	11,567,938	4,116,101	1,008,221
Redemptions (note 3)	(1,124,334)	(1,421,829)	(699,897)	(452,503)	(2,202,758)	(2,117,439)	(390,258)	(582)
Annuity benefits	(2,518)	–	(2,406)	–	(2,630)	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(17,171)	(21,802)	(11,318)	(5,736)	(25,030)	(22,967)	(1,473)	–
Adjustments to maintain reserves	974	448	(33)	29	3,471	1,866	18	–

Net equity transactions	5,562,809	3,517,668	(655,190)	2,485,418	4,370,543	10,443,597	3,920,589	1,007,639

Net change in contract owners’ equity	7,554,320	3,918,852	(382,881)	2,680,922	6,526,806	12,286,779	4,205,739	1,019,789
Contract owners’ equity beginning of period	9,416,625	5,497,773	5,245,505	2,564,583	19,245,745	6,958,966	1,019,789	–

Contract owners’ equity end of period	$16,970,945	9,416,625	4,862,624	5,245,505	25,772,551	19,245,745	5,225,528	1,019,789

CHANGES IN UNITS:
Beginning units	785,938	478,682	509,898	260,018	1,351,898	562,720	100,662	–

Units purchased	725,160	580,616	402,191	326,150	1,101,198	1,152,464	738,180	100,662
Units redeemed	(315,122)	(273,360)	(462,395)	(76,270)	(804,499)	(363,286)	(365,524)	–

Ending units	1,195,976	785,938	449,694	509,898	1,648,597	1,351,898	473,318	100,662

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITGvtBd3		GVITIDAgg6		GVITIDCon6		GVITIDMod6
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$336,534	242,039	77,388	51,808	105,140	55,324	210,467	140,163
Realized gain (loss) on investments	(190,203)	(107,421)	423,153	47,454	(17,709)	14,045	526,021	214,634
Change in unrealized gain (loss) on investments	25,141	(15,989)	638,883	79,251	106,581	(73,775)	832,655	(16,564)
Reinvested capital gains	90,827	17,572	102,593	90,051	56,132	79,909	159,503	232,070

Net increase (decrease) in contract owners’ equity resulting from operations	262,299	136,201	1,242,017	268,564	250,144	75,503	1,728,646	570,303

Equity transactions:
Purchase payments received from contract owners (note 3)	1,161,659	1,109,443	373,405	91,968	375,364	665,417	2,225,248	2,158,104
Transfers between funds	2,207,954	3,954,584	2,870,466	6,833,500	1,511,085	2,706,946	3,415,828	5,974,088
Redemptions (note 3)	(1,165,535)	(1,471,767)	(524,216)	(345,147)	(804,364)	(303,459)	(2,293,914)	(2,424,481)
Annuity benefits	(14,366)	(975)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(17,506)	(31,142)	(6,915)	(9,327)	(9,670)	(3,795)	(26,245)	(3,837)
Adjustments to maintain reserves	(121)	546	2,054	212	107	29	1,122	660

Net equity transactions	2,172,085	3,560,689	2,714,794	6,571,206	1,072,522	3,065,138	3,322,039	5,704,534

Net change in contract owners’ equity	2,434,384	3,696,890	3,956,811	6,839,770	1,322,666	3,140,641	5,050,685	6,274,837

Contract owners’ equity beginning of period	10,550,686	6,853,796	7,279,159	439,389	4,594,448	1,453,807	15,655,434	9,380,597

Contract owners’ equity end of period	$12,985,070	10,550,686	11,235,970	7,279,159	5,917,114	4,594,448	20,706,119	15,655,434

CHANGES IN UNITS:
Beginning units	936,308	621,353	613,612	39,336	436,065	140,679	1,398,649	871,310

Units purchased	903,469	1,128,351	636,411	605,866	502,075	464,349	902,563	938,815
Units redeemed	(707,935)	(813,396)	(425,605)	(31,590)	(401,304)	(168,963)	(616,866)	(411,476)

Ending units	1,131,842	936,308	824,418	613,612	536,836	436,065	1,684,346	1,398,649

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITIDModAg6		GVITIDModCon6		GVITMdCpGr3 ___		GVITMyMkt2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$99,584	54,346	52,404	45,277	(19,499)	(17,545)	7,569,492	2,283,313
Realized gain (loss) on investments	335,236	66,767	75,454	58,469	96,327	62,410	–	–
Change in unrealized gain (loss) on investments	557,626	78,114	72,335	(12,613)	25,059	37,831	–	–
Reinvested capital gains	99,664	122,756	53,758	58,454	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,092,110	321,983	253,951	149,587	101,887	82,696	7,569,492	2,283,313

Equity transactions:
Purchase payments received from contract owners (note 3)	1,091,436	1,469,318	602,533	1,817,099	11,848	9,550	179,029,123	184,928,266
Transfers between funds	3,137,800	3,079,232	(867,528)	2,220,057	(18,661)	10,296	(134,082,575)	(53,949,944)
Redemptions (note 3)	(968,179)	(172,117)	(582,759)	(689,222)	(153,783)	(124,831)	(86,480,450)	(75,436,560)
Annuity benefits	–	–	–	–	–	–	(295,075)	(61,435)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(7,015)	(2,303)	(11,516)	(10,827)	(2,973)	(2,534)	(809,208)	(905,001)
Adjustments to maintain reserves	334	192	126	460	(296)	(7,683)	4,001	(8,672)

Net equity transactions	3,254,376	4,374,322	(859,144)	3,337,567	(163,865)	(115,202)	(42,634,184)	54,566,654

Net change in contract owners’ equity	4,346,486	4,696,305	(605,193)	3,487,154	(61,978)	(32,506)	(35,064,692)	56,849,967

Contract owners’ equity beginning of period	7,447,383	2,751,078	4,204,984	717,830	1,368,323	1,400,829	243,463,798	186,613,831

Contract owners’ equity end of period	$11,793,869	7,447,383	3,599,791	4,204,984	1,306,345	1,368,323	208,399,106	243,463,798

CHANGES IN UNITS:
Beginning units	641,708	250,509	386,892	68,049	113,885	126,295	24,895,689	19,266,017

Units purchased	553,216	470,558	257,769	827,309	18,464	42,763	336,952,135	348,561,746
Units redeemed	(295,374)	(79,359)	(335,179)	(508,466)	(32,061)	(55,173)	(341,155,767)	(342,932,074)

Ending units	899,550	641,708	309,482	386,892	100,288	113,885	20,692,057	24,895,689

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITNWFund3		GVITSmCapGr3		GVITSmCapVal3		GVITSmComp3
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(4,171)	(3,348)	(11,373)	(12,405)	(15,686)	(22,797)	(36,099)	(21,338)
Realized gain (loss) on investments	130,649	38,071	89,528	56,249	13,726	3,126	(46,498)	5,804
Change in unrealized gain (loss) on investments	25,607	(3,248)	(67,667)	11,395	94,232	(143,109)	275,339	(136,672)
Reinvested capital gains	–	–	–	–	112,635	171,850	63,281	284,568

Net increase (decrease) in contract owners’ equity resulting from operations	152,085	31,475	10,488	55,239	204,907	9,070	256,023	132,362

Equity transactions:
Purchase payments received from contract owners (note 3)	14,770	53,926	4,647	3,679	11,731	145,287	172,780	12,844
Transfers between funds	155,611	805,858	(122,671)	(111,139)	(54,997)	(578,521)	2,126,780	903,265
Redemptions (note 3)	(142,790)	(162,295)	(58,397)	(111,673)	(130,782)	(175,804)	(268,186)	(194,348)
Annuity benefits	–	(1,703)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(3,512)	(218)	(464)	(905)	(2,979)	(1,241)	(4,531)	(1,249)
Adjustments to maintain reserves	(1,782)	39	–	(8)	143	82	342	128

Net equity transactions	22,297	695,607	(176,885)	(220,046)	(176,884)	(610,197)	2,027,185	720,640

Net change in contract owners’ equity	174,382	727,082	(166,397)	(164,807)	28,023	(601,127)	2,283,208	853,002
Contract owners’ equity beginning of period	1,575,819	848,737	832,039	996,846	1,428,243	2,029,370	2,534,040	1,681,038

Contract owners’ equity end of period	$1,750,201	1,575,819	665,642	832,039	1,456,266	1,428,243	4,817,248	2,534,040

CHANGES IN UNITS:
Beginning units	133,824	75,896	73,636	93,866	110,485	159,275	178,517	131,645

Units purchased	86,346	93,040	24,360	27,021	29,917	47,318	330,873	97,972
Units redeemed	(87,647)	(35,112)	(40,154)	(47,251)	(43,010)	(96,108)	(201,052)	(51,100)

Ending units	132,523	133,824	57,842	73,636	97,392	110,485	308,338	178,517

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	LMVPIntAllCap		LMVPLrgCp		LMVPMMrk		RyAbsRtStr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$654	74	(2,996)	10,202	3,806	1,570	76,322	(1,242)
Realized gain (loss) on investments	(416)	(571)	42,056	(8,980)	–	–	32,775	2,318
Change in unrealized gain (loss) on investments	13,838	6,531	522,508	202,692	–	–	16,649	(3,339)
Reinvested capital gains	1,619	–	74,465	–	–	–	255,688	–

Net increase (decrease) in contract owners’ equity resulting from operations	15,695	6,034	636,033	203,914	3,806	1,570	381,434	(2,263)

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	–	–	–	–	2,576,036	10,176
Transfers between funds	–	–	–	–	–	–	14,825,084	1,300,927
Redemptions (note 3)	–	–	(477,524)	(480,123)	–	(16,892)	(803,934)	(1,400)
Annuity benefits	–	–	(20,974)	(19,607)	–	–	–	–
Annual contract maintenance charges (note 2)	(14)	(14)	(2,583)	(2,894)	(113)	(222)	–	–
Contingent deferred sales charges (note 2)	–	–	–	(24)	–	–	(9,092)	–
Adjustments to maintain reserves	(2)	1	(31)	146	(135)	84	(131)	3

Net equity transactions	(16)	(13)	(501,112)	(502,502)	(248)	(17,030)	16,587,963	1,309,706

Net change in contract owners’ equity	15,679	6,021	134,921	(298,588)	3,558	(15,460)	16,969,397	1,307,443
Contract owners’ equity beginning of period	64,785	58,764	4,114,158	4,412,746	112,177	127,637	1,307,443	–

Contract owners’ equity end of period	$80,464	64,785	4,249,079	4,114,158	115,735	112,177	18,276,840	1,307,443

CHANGES IN UNITS:
Beginning units	5,195	5,196	249,867	280,779	8,963	10,348	129,898	–

Units purchased	–	–	–	–	–	–	3,008,942	222,495
Units redeemed	(1)	(1)	(27,891)	(30,912)	(8)	(1,385)	(1,409,017)	(92,597)

Ending units	5,194	5,195	221,976	249,867	8,955	8,963	1,729,823	129,898

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	RyBank		RyBasicM		RyBioTech		RyComm100
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$96,662	(46,273)	(128,285)	(306,151)	(266,215)	(131,962)	(284,301)	(4,194)
Realized gain (loss) on investments	79,430	(1,405,462)	1,338,487	(1,911,445)	(293,916)	492,374	(3,683,305)	(1,745,609)
Change in unrealized gain (loss) on investments	945,459	(1,067,415)	1,260,488	(1,866,092)	(876,133)	549,059	(298,271)	(246,177)
Reinvested capital gains	–	1,646,724	351,948	2,650,702	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,121,551	(872,426)	2,822,638	(1,432,986)	(1,436,264)	909,471	(4,265,877)	(1,995,980)

Equity transactions:
Purchase payments received from contract owners (note 3)	943,450	725,976	1,937,854	1,915,251	1,821,972	871,771	1,559,585	207,525
Transfers between funds	5,829,944	(3,093,140)	11,707,690	(12,724,630)	(11,117,253)	14,726,124	4,845,381	18,308,680
Redemptions (note 3)	(1,062,840)	(1,463,852)	(1,963,963)	(2,184,590)	(1,399,926)	(1,052,547)	(3,060,320)	(630,946)
Annuity benefits	–	–	(398)	–	(196)	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(13,516)	(19,484)	(26,017)	(26,200)	(22,052)	(17,383)	(29,740)	(13,414)
Adjustments to maintain reserves	(34)	(735)	2,501	1,399	428	287	(2,403)	(2,238)

Net equity transactions	5,697,004	(3,851,235)	11,657,667	(13,018,770)	(10,717,027)	14,528,252	3,312,503	17,869,607

Net change in contract owners’ equity	6,818,555	(4,723,661)	14,480,305	(14,451,756)	(12,153,291)	15,437,723	(953,374)	15,873,627
Contract owners’ equity beginning of period	10,819,183	15,542,844	16,977,993	31,429,749	18,964,096	3,526,373	15,873,627	–

Contract owners’ equity end of period	$17,637,738	10,819,183	31,458,298	16,977,993	6,810,805	18,964,096	14,920,253	15,873,627

CHANGES IN UNITS:
Beginning units	771,920	1,060,424	1,129,476	2,143,041	2,034,867	410,235	1,797,935	–

Units purchased	2,893,508	2,494,807	5,945,084	4,860,459	9,069,094	10,247,692	10,947,226	3,678,336
Units redeemed	(2,522,210)	(2,783,311)	(5,340,197)	(5,874,024)	(10,337,209)	(8,623,060)	(10,652,475)	(1,880,401)

Ending units	1,143,218	771,920	1,734,363	1,129,476	766,752	2,034,867	2,092,686	1,797,935

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	RyConsProd		RyDyDow		RyDyOTC		RyDySP500
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(123,211)	(267,691)	(65,013)	(15,977)	(194,938)	(201,466)	(44,614)	(172,542)
Realized gain (loss) on investments	1,371,414	842,179	2,894,007	(480,156)	958,544	(81,171)	2,677,425	(1,526,553)
Change in unrealized gain (loss) on investments	1,004,175	(1,364,055)	(535,565)	109,972	842,853	(1,305,476)	4,201	(266,817)
Reinvested capital gains	179,956	393,794	1,764,636	274,730	–	–	578,888	1,103,847

Net increase (decrease) in contract owners’ equity resulting from operations	2,432,334	(395,773)	4,058,065	(111,431)	1,606,459	(1,588,113)	3,215,900	(862,065)

Equity transactions:
Purchase payments received from contract owners (note 3)	865,801	1,079,816	970,849	542,670	1,076,269	1,422,058	1,301,497	1,257,446
Transfers between funds	9,058,511	(4,121,227)	8,052,181	(1,323,054)	(5,783,302)	(7,775,558)	4,441,205	(415,513)
Redemptions (note 3)	(1,989,411)	(2,409,627)	(1,397,809)	(607,364)	(1,476,337)	(1,197,014)	(1,048,928)	(1,570,974)
Annuity benefits	(187)	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(34,269)	(29,166)	(27,094)	(8,055)	(37,079)	(15,178)	(16,709)	(17,218)
Adjustments to maintain reserves	299	(108)	1,496	184	(233)	3,822	1,840	316

Net equity transactions	7,900,744	(5,480,312)	7,599,623	(1,395,619)	(6,220,682)	(7,561,870)	4,678,905	(745,943)

Net change in contract owners’ equity	10,333,078	(5,876,085)	11,657,688	(1,507,050)	(4,614,223)	(9,149,983)	7,894,805	(1,608,008)
Contract owners’ equity beginning of period	10,816,844	16,692,929	5,400,561	6,907,611	16,583,822	25,733,805	11,666,957	13,274,965

Contract owners’ equity end of period	$21,149,922	10,816,844	17,058,249	5,400,561	11,969,599	16,583,822	19,561,762	11,666,957

CHANGES IN UNITS:
Beginning units	846,312	1,275,298	528,954	641,605	1,702,841	2,525,054	1,050,169	1,221,310

Units purchased	4,474,242	4,896,199	16,026,042	11,748,290	51,888,875	38,390,350	14,853,046	19,510,648
Units redeemed	(3,899,591)	(5,325,185)	(15,255,849)	(11,860,941)	(52,400,034)	(39,212,563)	(14,461,444)	(19,681,789)

Ending units	1,420,963	846,312	1,299,147	528,954	1,191,682	1,702,841	1,441,771	1,050,169

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	RyDyStrDol		RyDyWeakDol		RyElec		RyEnergy
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(7,218)	(463)	112,795	349	(189,183)	(75,184)	(552,369)	(683,920)
Realized gain (loss) on investments	(102,102)	128	43,290	(16,932)	(2,918,437)	(717,314)	508,334	11,417,697
Change in unrealized gain (loss) on investments	416	(2,496)	979	(6,432)	190,500	(352,755)	(6,036,182)	(1,102,101)
Reinvested capital gains	–	–	2,434	–	–	–	7,664,993	2,235,725

Net increase (decrease) in contract owners’ equity resulting from operations	(108,904)	(2,831)	159,498	(23,015)	(2,917,120)	(1,145,253)	1,584,776	11,867,401

Equity transactions:
Purchase payments received from contract owners (note 3)	95,146	282	476,473	14,141	1,073,086	268,633	3,454,766	4,219,555
Transfers between funds	108,135	221,931	3,691,808	475,436	(522,068)	888,828	(7,480,492)	(7,449,654)
Redemptions (note 3)	(92,671)	(1,194)	(216,643)	(9,899)	(1,191,883)	(659,438)	(3,306,176)	(5,532,805)
Annuity benefits	–	–	–	–	(478)	–	(26,587)	(33,540)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(2,165)	(14)	(4,257)	(30)	(20,217)	(12,452)	(53,659)	(88,280)
Adjustments to maintain reserves	(10,109)	2	(43)	3	(48)	(397)	4,618	44,643

Net equity transactions	98,336	221,007	3,947,338	479,651	(661,608)	485,174	(7,407,530)	(8,840,081)

Net change in contract owners’ equity	(10,568)	218,176	4,106,836	456,636	(3,578,728)	(660,079)	(5,822,754)	3,027,320
Contract owners’ equity beginning of period	218,176	–	456,636	–	5,874,067	6,534,146	37,092,805	34,065,485

Contract owners’ equity end of period	$207,608	218,176	4,563,472	456,636	2,295,339	5,874,067	31,270,051	37,092,805

CHANGES IN UNITS:
Beginning units	21,223	–	47,007	–	623,214	703,576	1,965,737	2,467,542

Units purchased	1,350,147	302,712	2,459,834	126,469	9,101,227	8,489,796	7,675,931	12,474,361
Units redeemed	(1,348,425)	(281,489)	(2,098,721)	(79,462)	(9,483,241)	(8,570,158)	(8,144,095)	(12,976,166)

Ending units	22,945	21,223	408,120	47,007	241,200	623,214	1,497,573	1,965,737

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	RyEnSvc		RyEuroAdv		RyFinSvc		RyGvtLgBd
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(533,300)	(428,643)	179,647	(191,521)	(8,902)	(212,902)	684,982	471,559
Realized gain (loss) on investments	2,065,767	5,815,875	3,587,593	(2,608,921)	1,767,725	465,577	(1,545,876)	474,701
Change in unrealized gain (loss) on investments	(4,270,075)	2,196,436	430,308	2,443,891	463,519	(1,772,090)	(742,923)	376,947
Reinvested capital gains	2,539,875	–	912,770	71,946	1,387,807	1,239,277	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(197,733)	7,583,668	5,110,318	(284,605)	3,610,149	(280,138)	(1,603,817)	1,323,207

Equity transactions:
Purchase payments received from contract owners (note 3)	4,596,379	3,190,098	888,937	509,125	1,606,921	1,258,188	2,010,726	4,961,067
Transfers between funds	(22,311,590)	21,860,137	18,386,575	(5,855,571)	7,840,649	(1,617,260)	504,919	12,887,923
Redemptions (note 3)	(2,363,325)	(2,321,108)	(3,392,178)	(2,142,333)	(2,365,540)	(2,395,300)	(8,080,696)	(3,975,944)
Annuity benefits	(14,223)	–	(3,314)	–	(217)	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(30,250)	(31,698)	(42,670)	(28,160)	(28,472)	(29,740)	(97,109)	(46,772)
Adjustments to maintain reserves	9,479	9,787	6,219	1,437	1,923	138	7,124	(7,589)

Net equity transactions	(20,113,530)	22,707,216	15,843,569	(7,515,502)	7,055,264	(2,783,974)	(5,655,036)	13,818,685

Net change in contract owners’ equity	(20,311,263)	30,290,884	20,953,887	(7,800,107)	10,665,413	(3,064,112)	(7,258,853)	15,141,892
Contract owners’ equity beginning of period	39,235,726	8,944,842	15,928,613	23,728,720	25,144,304	28,208,416	36,425,360	21,283,468

Contract owners’ equity end of period	$18,924,463	39,235,726	36,882,500	15,928,613	35,809,717	25,144,304	29,166,507	36,425,360

CHANGES IN UNITS:
Beginning units	1,742,365	578,680	1,207,475	1,888,067	1,940,222	2,215,554	2,933,150	1,812,323

Units purchased	6,410,490	9,131,514	9,327,291	7,766,259	5,121,999	5,383,446	18,726,083	29,842,493
Units redeemed	(7,390,408)	(7,967,829)	(8,342,407)	(8,446,851)	(4,662,974)	(5,658,778)	(19,182,224)	(28,721,666)

Ending units	762,447	1,742,365	2,192,359	1,207,475	2,399,247	1,940,222	2,477,009	2,933,150

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	RyHealthC		RyHedgeEq		RyNet		RyInDyDow
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(384,548)	(452,302)	34,333	56	(94,469)	(114,133)	31,623	(7,115)
Realized gain (loss) on investments	1,331,821	3,087,948	98,631	2,057	949,059	(1,741,088)	(1,063,758)	(515,855)
Change in unrealized gain (loss) on investments	(1,313,078)	(87,757)	(81,417)	(2,415)	(358,284)	(1,447,876)	(196,323)	217,239
Reinvested capital gains	907,530	–	177,178	–	–	273,854	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	541,725	2,547,889	228,725	(302)	496,306	(3,029,243)	(1,228,458)	(305,731)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,190,525	1,799,764	736,894	5,519	462,173	427,913	365,525	399,656
Transfers between funds	(5,681,191)	9,681,449	6,215,481	1,354,166	(8,631,789)	(11,498,142)	2,708,631	1,518,879
Redemptions (note 3)	(1,857,526)	(3,609,045)	(411,511)	(2,081)	(801,191)	(836,767)	(449,705)	(237,077)
Annuity benefits	(9,653)	(2,127)	–	–	(1,645)	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(24,977)	(48,339)	(5,175)	–	(8,084)	(10,083)	(17,564)	(596)
Adjustments to maintain reserves	(1,509)	802	(26)	31	358	(1,934)	(381)	(446)

Net equity transactions	(5,384,331)	7,822,504	6,535,663	1,357,635	(8,980,178)	(11,919,013)	2,606,506	1,680,416

Net change in contract owners’ equity	(4,842,606)	10,370,393	6,764,388	1,357,333	(8,483,872)	(14,948,256)	1,378,048	1,374,685
Contract owners’ equity beginning of period	28,525,171	18,154,778	1,357,333	–	13,226,384	28,174,640	3,246,389	1,871,704

Contract owners’ equity end of period	$23,682,565	28,525,171	8,121,721	1,357,333	4,742,512	13,226,384	4,624,437	3,246,389

CHANGES IN UNITS:
Beginning units	2,579,881	1,787,784	134,664	–	945,879	1,965,133	369,228	213,395

Units purchased	7,277,596	10,733,121	2,381,914	241,957	2,225,221	3,983,511	8,419,376	6,627,302
Units redeemed	(7,796,279)	(9,941,024)	(1,760,301)	(107,293)	(2,861,228)	(5,002,765)	(8,107,314)	(6,471,469)

Ending units	2,061,198	2,579,881	756,277	134,664	309,872	945,879	681,290	369,228

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	RyInGovLgBd		RyInMidCap		RyInOTC		RyInRus2000
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$55,151	(217,808)	32,178	1,826	346,049	(228,836)	93,086	(67,413)
Realized gain (loss) on investments	571,777	(1,274,315)	(369,203)	(193,138)	(125,033)	(684,570)	(1,473,774)	(872,274)
Change in unrealized gain (loss) on investments	127,194	(9,870)	11,934	18,109	(25,210)	168,907	(73,073)	40,890
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	754,122	(1,501,993)	(325,091)	(173,203)	195,806	(744,499)	(1,453,761)	(898,797)

Equity transactions:
Purchase payments received from contract owners (note 3)	450,163	1,696,684	239,326	46,381	556,551	861,840	576,784	326,637
Transfers between funds	(1,288,710)	(4,316,106)	2,331,594	1,448,901	7,196,394	1,143,714	4,124,653	4,006,901
Redemptions (note 3)	(1,311,635)	(1,629,523)	(803,713)	(157,392)	(2,721,858)	(1,887,785)	(1,254,845)	(646,306)
Annuity benefits	–	–	–	–	(8,023)	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(33,647)	(35,643)	(6,736)	(608)	(33,172)	(9,836)	(19,713)	(4,071)
Adjustments to maintain reserves	(695)	(1,472)	(188)	(793)	(220)	(4,596)	(429)	(1,983)

Net equity transactions	(2,184,524)	(4,286,060)	1,760,283	1,336,489	4,989,672	103,337	3,426,450	3,681,178

Net change in contract owners’ equity	(1,430,402)	(5,788,053)	1,435,192	1,163,286	5,185,478	(641,162)	1,972,689	2,782,381
Contract owners’ equity beginning of period	9,458,742	15,246,795	1,935,247	771,961	6,804,691	7,445,853	3,681,128	898,747

Contract owners’ equity end of period	$8,028,340	9,458,742	3,370,439	1,935,247	11,990,169	6,804,691	5,653,817	3,681,128

CHANGES IN UNITS:
Beginning units	1,169,228	1,762,008	244,801	88,589	1,394,598	1,528,468	453,503	106,063

Units purchased	6,526,230	14,424,971	8,201,336	3,775,804	100,297,607	79,431,362	19,357,058	21,842,136
Units redeemed	(6,766,712)	(15,017,751)	(7,997,134)	(3,619,592)	(99,169,300)	(79,565,232)	(19,008,933)	(21,494,696)

Ending units	928,746	1,169,228	449,003	244,801	2,522,905	1,394,598	801,628	453,503

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	RyInSP500		RyJapanAdv		RyLgCapGr		RyLgCapVal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$479,888	(162,353)	170,564	(120,060)	(94,506)	(63,538)	(96,263)	(63,094)
Realized gain (loss) on investments	(1,858,748)	38,466	1,079,738	953,236	37,951	170,037	2,348,996	29,524
Change in unrealized gain (loss) on investments	(556,717)	355,987	(3,595,040)	2,001,045	130,341	(249,784)	(25,221)	39,360
Reinvested capital gains	–	–	2,274,540	–	140,156	202,367	579,213	267,048

Net increase (decrease) in contract owners’ equity resulting from operations	(1,935,577)	232,100	(70,198)	2,834,221	213,942	59,082	2,806,725	272,838

Equity transactions:
Purchase payments received from contract owners (note 3)	514,683	712,840	1,764,636	2,461,561	233,366	354,434	998,663	1,084,826
Transfers between funds	3,051,034	(1,012,501)	(10,556,206)	15,106,835	(490,676)	4,593,948	28,801,239	6,017,288
Redemptions (note 3)	(1,670,285)	(1,207,074)	(3,094,721)	(859,866)	(722,481)	(374,402)	(3,077,788)	(451,805)
Annuity benefits	(8,395)	–	(1,611)	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(30,564)	(19,965)	(31,960)	(8,884)	(9,338)	(2,686)	(32,087)	(3,687)
Adjustments to maintain reserves	(1,046)	(2,051)	3,759	531	10	119	914	319

Net equity transactions	1,855,427	(1,528,751)	(11,916,103)	16,700,177	(989,119)	4,571,413	26,690,941	6,646,941

Net change in contract owners’ equity	(80,150)	(1,296,651)	(11,986,301)	19,534,398	(775,177)	4,630,495	29,497,666	6,919,779
Contract owners’ equity beginning of period	8,843,219	10,139,870	27,314,609	7,780,211	11,172,943	6,542,448	11,605,054	4,685,275

Contract owners’ equity end of period	$8,763,069	8,843,219	15,328,308	27,314,609	10,397,766	11,172,943	41,102,720	11,605,054

CHANGES IN UNITS:
Beginning units	1,247,352	1,403,512	2,199,730	743,806	1,081,956	633,174	1,013,947	420,376

Units purchased	40,378,172	20,411,606	14,481,267	12,448,982	8,555,894	7,740,703	15,308,969	4,638,019
Units redeemed	(40,276,391)	(20,567,766)	(15,490,493)	(10,993,058)	(8,670,175)	(7,291,921)	(13,222,013)	(4,044,448)

Ending units	1,349,133	1,247,352	1,190,504	2,199,730	967,675	1,081,956	3,100,903	1,013,947

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	RyLeisure		RyMidCapAdv		RyMidCapGr		RyMidCapVal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(221,690)	(353,118)	(275,220)	(412,750)	(102,135)	(91,257)	(11,194)	(165,297)
Realized gain (loss) on investments	152,612	879,258	(1,027,734)	5,096,625	260,090	517,668	(978,171)	638,877
Change in unrealized gain (loss) on investments	2,152,760	(3,464,962)	(1,832,339)	(725,613)	(152,008)	(125,516)	1,693,722	(1,476,037)
Reinvested capital gains	792,740	1,162,351	4,093,047	71,436	404,422	–	–	1,930,095

Net increase (decrease) in contract owners’ equity resulting from operations	2,876,422	(1,776,471)	957,754	4,029,698	410,369	300,895	704,357	927,638

Equity transactions:
Purchase payments received from contract owners (note 3)	835,657	1,052,379	1,269,167	997,847	394,881	180,220	930,397	1,873,988
Transfers between funds	11,794,616	(18,634,040)	(15,555,723)	14,594,193	(20,121,554)	19,943,793	4,518,113	(4,820,333)
Redemptions (note 3)	(1,566,278)	(2,379,508)	(2,166,825)	(3,236,997)	(793,872)	(784,233)	(908,964)	(1,047,823)
Annuity benefits	(232)	–	(3,400)	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(17,593)	(23,249)	(24,206)	(31,384)	(6,446)	(8,638)	(12,144)	(9,291)
Adjustments to maintain reserves	603	706	1,683	3,628	314	277	661	821

Net equity transactions	11,046,773	(19,983,712)	(16,479,304)	12,327,287	(20,526,677)	19,331,419	4,528,063	(4,002,638)

Net change in contract owners’ equity	13,923,195	(21,760,183)	(15,521,550)	16,356,985	(20,116,308)	19,632,314	5,232,420	(3,075,000)
Contract owners’ equity beginning of period	10,157,585	31,917,768	34,165,571	17,808,586	25,716,327	6,084,013	5,300,196	8,375,196

Contract owners’ equity end of period	$24,080,780	10,157,585	18,644,021	34,165,571	5,600,019	25,716,327	10,532,616	5,300,196

CHANGES IN UNITS:
Beginning units	688,928	2,018,829	1,832,079	1,074,402	2,175,794	566,096	434,593	733,363

Units purchased	2,857,635	2,884,695	12,161,344	20,937,273	5,570,812	13,153,986	3,409,011	17,670,606
Units redeemed	(2,209,836)	(4,214,596)	(13,077,474)	(20,179,596)	(7,280,618)	(11,544,288)	(3,092,494)	(17,969,376)

Ending units	1,336,727	688,928	915,949	1,832,079	465,988	2,175,794	751,110	434,593

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	RyMCpCoreEq		RyNova		RyOTC		RyPrecMet
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(37,747)	(288)	(39,440)	(606,413)	(198,740)	(283,493)	(484,658)	(204,532)
Realized gain (loss) on investments	248,767	(2,503)	6,329,126	3,567,663	559,271	1,048,179	6,339,096	(2,355,404)
Change in unrealized gain (loss) on investments	168,096	(732)	1,749,946	(1,328,949)	175,903	(1,260,174)	(2,179,259)	4,966,343
Reinvested capital gains	4,027	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	383,143	(3,523)	8,039,632	1,632,301	536,434	(495,488)	3,675,179	2,406,407

Equity transactions:
Purchase payments received from contract owners (note 3)	841,768	7,995	1,438,000	4,013,255	644,306	954,666	3,974,379	1,664,172
Transfers between funds	3,653,717	352,984	(12,971,616)	13,373,037	(4,557,644)	(36,511,357)	(12,775,071)	13,608,955
Redemptions (note 3)	(187,347)	(572)	(3,754,632)	(5,352,633)	(1,376,139)	(1,990,337)	(2,129,121)	(1,202,790)
Annuity benefits	–	–	–	–	–	–	(12,198)	(2,106)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(2,468)	–	(41,740)	(53,160)	(12,863)	(16,217)	(29,641)	(15,296)
Adjustments to maintain reserves	(103)	(10)	2,589	6,051	809	(248)	5,840	2,092

Net equity transactions	4,305,567	360,397	(15,327,399)	11,986,550	(5,301,531)	(37,563,493)	(10,965,812)	14,055,027

Net change in contract owners’ equity	4,688,710	356,874	(7,287,767)	13,618,851	(4,765,097)	(38,058,981)	(7,290,633)	16,461,434
Contract owners’ equity beginning of period	356,874	–	61,916,595	48,297,744	15,717,447	53,776,428	34,457,520	17,996,086

Contract owners’ equity end of period	$5,045,584	356,874	54,628,828	61,916,595	10,952,350	15,717,447	27,166,887	34,457,520

CHANGES IN UNITS:
Beginning units	35,674	–	5,496,441	4,376,840	1,260,934	4,291,035	1,824,984	1,135,796

Units purchased	1,100,630	62,405	15,294,400	34,394,730	24,153,761	33,270,868	9,014,613	8,863,986
Units redeemed	(687,830)	(26,731)	(16,666,669)	(33,275,129)	(24,573,261)	(36,300,969)	(9,646,688)	(8,174,798)

Ending units	448,474	35,674	4,124,172	5,496,441	841,434	1,260,934	1,192,909	1,824,984

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	RyRealEst		RyRetail		RyRuss2000		RySectRot
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$217,840	(23,088)	(204,218)	(295,849)	(314,802)	441,996	(342,020)	(158,875)
Realized gain (loss) on investments	6,293,148	678,746	873,918	1,361,512	3,025,469	(711,462)	1,419,044	1,338,374
Change in unrealized gain (loss) on investments	(305,308)	(196,520)	55,463	(1,166,254)	335,502	(3,349,925)	(1,561,378)	148,444
Reinvested capital gains	1,359,148	–	456,107	196,166	–	–	1,433,242	–

Net increase (decrease) in contract owners’ equity resulting from operations	7,564,828	459,138	1,181,270	95,575	3,046,169	(3,619,391)	948,888	1,327,943

Equity transactions:
Purchase payments received from contract owners (note 3)	2,037,415	1,149,726	781,448	1,133,432	1,292,562	1,515,392	5,726,413	3,385,746
Transfers between funds	25,228,859	5,942,828	5,479,345	(2,377,466)	16,846,265	(46,441,733)	5,739,589	7,040,614
Redemptions (note 3)	(3,487,570)	(1,701,241)	(1,395,833)	(2,053,855)	(1,725,712)	(2,191,957)	(1,886,867)	(729,757)
Annuity benefits	(3,192)	(222)	(190)	–	–	(1,654)	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(33,320)	(17,953)	(14,009)	(24,009)	(20,564)	(16,388)	(29,946)	(19,147)
Adjustments to maintain reserves	3,397	1,931	55	801	838	(3,059)	2,584	1,494

Net equity transactions	23,745,589	5,375,069	4,850,816	(3,321,097)	16,393,389	(47,139,399)	9,551,773	9,678,950

Net change in contract owners’ equity	31,310,417	5,834,207	6,032,086	(3,225,522)	19,439,558	(50,758,790)	10,500,661	11,006,893
Contract owners’ equity beginning of period	16,531,066	10,696,859	11,373,723	14,599,245	22,775,757	73,534,547	19,107,058	8,100,165

Contract owners’ equity end of period	$47,841,483	16,531,066	17,405,809	11,373,723	42,215,315	22,775,757	29,607,719	19,107,058

CHANGES IN UNITS:
Beginning units	941,969	638,192	842,111	1,119,057	1,371,869	4,543,149	1,587,662	753,136

Units purchased	17,469,139	16,443,319	2,942,257	3,202,038	23,697,967	27,063,798	4,073,510	2,598,134
Units redeemed	(16,297,434)	(16,139,542)	(2,595,362)	(3,478,984)	(22,939,670)	(30,235,078)	(3,409,191)	(1,763,608)

Ending units	2,113,674	941,969	1,189,006	842,111	2,130,166	1,371,869	2,251,981	1,587,662

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	RySmCapGr		RySmCapVal		RyTech		RyTele
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(72,903)	(83,885)	(93,159)	(100,592)	(193,940)	(147,233)	(56,378)	(229,743)
Realized gain (loss) on investments	(496,066)	(223,747)	629,055	(656,422)	46,897	823,962	1,549,894	(282,613)
Change in unrealized gain (loss) on investments	177,663	(320,787)	(115,134)	(52,510)	319,624	(619,453)	398,049	(1,047,543)
Reinvested capital gains	191,510	526,547	532,504	824,471	–	–	211,123	1,155,352

Net increase (decrease) in contract owners’ equity resulting from operations	(199,796)	(101,872)	953,266	14,947	172,581	57,276	2,102,688	(404,547)

Equity transactions:
Purchase payments received from contract owners (note 3)	389,482	151,719	678,919	910,994	1,260,754	556,937	1,029,245	539,339
Transfers between funds	(1,346,773)	(1,723,854)	4,175,404	(8,996,357)	1,641,898	320,868	4,045,927	(7,531,912)
Redemptions (note 3)	(595,158)	(815,982)	(1,591,853)	(689,023)	(1,040,086)	(1,176,536)	(1,731,769)	(1,664,820)
Annuity benefits	–	–	–	–	–	–	(430)	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(12,262)	(8,366)	(23,906)	(3,828)	(14,387)	(17,332)	(24,877)	(20,870)
Adjustments to maintain reserves	91	1,829	589	310	77	(768)	1,233	(475)

Net equity transactions	(1,564,620)	(2,394,654)	3,239,153	(8,777,904)	1,848,256	(316,831)	3,319,329	(8,678,738)

Net change in contract owners’ equity	(1,764,416)	(2,496,526)	4,192,419	(8,762,957)	2,020,837	(259,555)	5,422,017	(9,083,285)
Contract owners’ equity beginning of period	8,006,859	10,503,385	8,816,352	17,579,309	11,528,619	11,788,174	13,459,014	22,542,299

Contract owners’ equity end of period	$6,242,443	8,006,859	13,008,771	8,816,352	13,549,456	11,528,619	18,881,031	13,459,014

CHANGES IN UNITS:
Beginning units	666,066	915,334	737,733	1,503,275	900,201	932,471	1,531,964	2,551,837

Units purchased	6,994,167	8,189,815	7,475,471	6,519,705	4,601,657	4,667,238	7,002,948	4,818,292
Units redeemed	(7,171,284)	(8,439,083)	(7,286,371)	(7,285,247)	(4,491,177)	(4,699,508)	(6,711,423)	(5,838,165)

Ending units	488,949	666,066	926,833	737,733	1,010,681	900,201	1,823,489	1,531,964

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	RyTrans		RyUtil
Investment activity:	2006	2005	2006	2005
Net investment income (loss)	$(415,124)	(312,525)	378,885	(225,529)
Realized gain (loss) on investments	1,188,085	1,184,001	1,679,076	2,220,697
Change in unrealized gain (loss) on investments	(1,366,021)	(2,571,440)	2,277,023	(662,051)
Reinvested capital gains	–	506,993	336,532	–

Net increase (decrease) in contract owners’ equity resulting from operations	(593,060)	(1,192,971)	4,671,516	1,333,117

Equity transactions:
Purchase payments received from contract owners (note 3)	2,349,241	1,050,181	2,015,988	1,967,745
Transfers between funds	(2,244,280)	(10,837,979)	12,856,386	10,657,420
Redemptions (note 3)	(2,018,071)	(1,938,238)	(2,362,234)	(3,211,988)
Annuity benefits	(3,109)	–	(228)	–
Annual contract maintenance charges (note 2)	–	–	–	–
Contingent deferred sales charges (note 2)	(31,941)	(22,773)	(25,310)	(44,267)
Adjustments to maintain reserves	2,595	742	1,407	3,490

Net equity transactions	(1,945,565)	(11,748,067)	12,486,009	9,372,400

Net change in contract owners’ equity	(2,538,625)	(12,941,038)	17,157,525	10,705,517
Contract owners’ equity beginning of period	20,916,580	33,857,618	18,972,070	8,266,553

Contract owners’ equity end of period	$18,377,955	20,916,580	36,129,595	18,972,070

CHANGES IN UNITS:
Beginning units	1,307,594	2,259,235	1,986,172	935,617

Units purchased	4,836,232	2,841,912	8,702,553	14,049,504
Units redeemed	(5,056,933)	(3,793,553)	(7,522,722)	(12,998,949)

Ending units	1,086,893	1,307,594	3,166,003	1,986,172

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 and 2005

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

Nationwide Variable Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community.

(b)	The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

Contract owners in either the accumulation or the payout phase may invest in the following:

Portfolios of the American Century Variable Portfolios Inc.;

    American Century Variable Portfolios Inc. – Income & Growth Fund – Class III (ACVPIncGr3)

    American Century Variable Portfolios Inc. – Ultra® Fund – Class III (ACVPUltra3)

    American Century Variable Portfolios Inc. – Value Fund – Class III (ACVPVal3)

Portfolio of the Federated Insurance Series;

    Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares (FedQualBd)*

Portfolios of the Fidelity® Variable Insurance Products Fund;

    Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class 2 R (FidVIPEIS2R)

    Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class 2 R (FidVIPGrS2R)

    Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class 2 R (FidVIPConS2R)

Portfolios of the Gartmore Variable Insurance Trust (GVIT);

    Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III (GVITFHiInc3)

    Gartmore GVIT – Government Bond Fund – Class III (GVITGvtBd3)

    Gartmore GVIT – Investor Destinations Aggressive Fund – Class VI (GVITIDAgg6)

    Gartmore GVIT – Investor Destinations Conservative Fund – Class VI (GVITIDCon6)

    Gartmore GVIT – Investor Destinations Moderate Fund – Class VI (GVITIDMod6)

    Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class VI (GVITIDModAg6)

    Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class VI (GVITIDModCon6)

    Gartmore GVIT – Mid Cap Growth Fund – Class III (GVITMdCpGr3)

    Gartmore GVIT – Money Market Fund II – Class I (GVITMyMkt2)

    Gartmore GVIT – Nationwide Fund – Class III (GVITNWFund3)

    Gartmore GVIT – Small Cap Growth Fund – Class III (GVITSmCapGr3)

    Gartmore GVIT – Small Cap Value Fund – Class III (GVITSmCapVal3)

    Gartmore GVIT – Small Company Fund – Class III (GVITSmComp3)

Greenwich Street Series Fund – Intermediate High Grade Portfolio (GSSFHiGr)*

Portfolio of the Legg Mason Partners Variable Portfolios II Inc.;

    Legg Mason Partners Variable Portfolios II Inc. – Fundamental Value Portfolio (LMVPFundVal)

        (formerly Greenwich Street Series Fund – Fundamental Value Portfolio)*

Portfolios of the Legg Mason Partners Variable Portfolios III Inc.;

    Legg Mason Partners Variable Portfolios III Inc. – International All Cap Growth Portfolio (LMVPIntAllCap)

        (formerly Travelers Series Fund Inc. – Smith Barney International All Cap Portfolio)

    Legg Mason Partners Variable Portfolios III Inc. – Large Cap Value Portfolio (LMVPLrgCp)

        (formerly Travelers Series Fund Inc. – Smith Barney Large Cap Value Portfolio)

    Legg Mason Partners Variable Portfolios III Inc. – Money Market Portfolio (LMVPMMrk)

        (formerly Travelers Series Fund Inc. – Smith Barney Money Market Portfolio)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Rydex Variable Trust Portfolios;

    Rydex Variable Trust Portfolios – Absolute Return Strategies Fund (RyAbsRtStr)

    Rydex Variable Trust Portfolios – Amerigo Fund (RyAmerigo)*

    Rydex Variable Trust Portfolios – Banking Fund (RyBank)

    Rydex Variable Trust Portfolios – Basic Materials Fund (RyBasicM)

    Rydex Variable Trust Portfolios – Biotechnology Fund (RyBioTech)

    Rydex Variable Trust Portfolios – Clermont Fund (RyClermont)*

    Rydex Variable Trust Portfolios – Commodities Fund (RyComm100)

    Rydex Variable Trust Portfolios – Consumer Products Fund (RyConsProd)

    Rydex Variable Trust Portfolios – Dynamic Dow Fund (RyDyDow)

        (formerly Rydex Variable Trust Portfolios – Long Dynamic Dow 30 Fund)*

    Rydex Variable Trust Portfolios – Dynamic OTC Fund (RyDyOTC)

        (formerly Rydex Variable Trust Portfolios – Velocity 100 Fund)*

    Rydex Variable Trust Portfolios – Dynamic S&P 500 Fund (RyDySP500)

        (formerly Rydex Variable Trust Portfolios – Titan 500 Fund)*

    Rydex Variable Trust Portfolios – Dynamic Strengthening Dollar Fund (RyDyStrDol)

        (formerly Rydex Variable Trust Portfolios – Strengthening Dollar Fund)*

    Rydex Variable Trust Portfolios – Dynamic Weakening Dollar Fund (RyDyWeakDol)

        (formerly Rydex Variable Trust Portfolios – Weakening Dollar Fund)*

    Rydex Variable Trust Portfolios – Electronics Fund (RyElec)

    Rydex Variable Trust Portfolios – Energy Fund (RyEnergy)

    Rydex Variable Trust Portfolios – Energy Services Fund (RyEnSvc)

    Rydex Variable Trust Portfolios – Europe Advantage Fund (RyEuroAdv)

        (formerly Rydex Variable Trust Portfolios – Large-Cap Europe Fund)*

    Rydex Variable Trust Portfolios – Financial Services Fund (RyFinSvc)

    Rydex Variable Trust Portfolios – Government Long Bond Advantage Fund (RyGvtLgBd)

        (formerly Rydex Variable Trust Portfolios – U.S. Government Bond Fund)*

    Rydex Variable Trust Portfolios – Health Care Fund (RyHealthC)

    Rydex Variable Trust Portfolios – Hedged Equity Fund (RyHedgeEq)

    Rydex Variable Trust Portfolios – Internet Fund (RyNet)

    Rydex Variable Trust Portfolios – Inverse Dynamic Dow Fund (RyInDyDow)

        (formerly Rydex Variable Trust Portfolios – Inverse Dynamic Dow 30 Fund)

    Rydex Variable Trust Portfolios – Inverse Government Long Bond Fund (RyInGovLgBd)

        (formerly Rydex Variable Trust Portfolios – Juno Fund)*

    Rydex Variable Trust Portfolios – Inverse Mid Cap Fund (RyInMidCap)

    Rydex Variable Trust Portfolios – Inverse OTC Fund (RyInOTC)

        (formerly Rydex Variable Trust Portfolios – Arktos Fund)*

    Rydex Variable Trust Portfolios – Inverse Russell 2000 Fund (RyInRus2000)

        (formerly Rydex Variable Trust Portfolios – Inverse Small-Cap Fund)*

    Rydex Variable Trust Portfolios – Inverse S&P 500 Fund (RyInSP500)

        (formerly Rydex Variable Trust Portfolios – Ursa Fund)*

    Rydex Variable Trust Portfolios – Japan Advantage Fund (RyJapanAdv)

        (formerly Rydex Variable Trust Portfolios – Large-Cap Japan Fund)

    Rydex Variable Trust Portfolios – Large Cap Growth Fund (RyLgCapGr)

    Rydex Variable Trust Portfolios – Large Cap Value Fund (RyLgCapVal)

    Rydex Variable Trust Portfolios – Leisure Fund (RyLeisure)

    Rydex Variable Trust Portfolios – Mid Cap Advantage Fund (RyMidCapAdv)

        (formerly Rydex Variable Trust Portfolios – Medius Fund)*

    Rydex Variable Trust Portfolios – Mid Cap Growth Fund (RyMidCapGr)

    Rydex Variable Trust Portfolios – Mid Cap Value Fund (RyMidCapVal)

    Rydex Variable Trust Portfolios – Multi Cap Core Equity Fund (RyMCpCoreEq)

        (formerly Rydex Variable Trust Portfolios – Core Equity Fund)*

    Rydex Variable Trust Portfolios – Nova Fund (RyNova)

    Rydex Variable Trust Portfolios – OTC Fund (RyOTC)

    Rydex Variable Trust Portfolios – Precious Metals Fund (RyPrecMet)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

    Rydex Variable Trust Portfolios – Real Estate Fund (RyRealEst)

    Rydex Variable Trust Portfolios – Retailing Fund (RyRetail)

    Rydex Variable Trust Portfolios – Russell 2000 Advantage Fund (RyRuss2000)

        (formerly Rydex Variable Trust Portfolios – Mekros Fund)

    Rydex Variable Trust Portfolios – Sector Rotation Fund (RySectRot)

    Rydex Variable Trust Portfolios – Small Cap Growth Fund (RySmCapGr)

    Rydex Variable Trust Portfolios – Small Cap Value Fund (RySmCapVal)

    Rydex Variable Trust Portfolios – Technology Fund (RyTech)

    Rydex Variable Trust Portfolios – Telecommunications Fund (RyTele)

    Rydex Variable Trust Portfolios – Transportation Fund (RyTrans)

    Rydex Variable Trust Portfolios – Utilities Fund (RyUtil)

*At December 31, 2006, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2006 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a First in – First out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

(f)	Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g)	New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standard (SFAS) 157. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. SFAS 157 is not expected to have a material impact on the Accounts’ financial position or results of their operations upon adoption.

(2)	Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of purchase payments surrendered. This charge declines 1% per year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account-4 Options	Smith Barney	Market Flex Annuity
Variable Account Charges – Recurring	1.30%	1.15%
CDSC Option:
No CDSC	–	0.20%
Death Benefit Options:
Highest Anniversary Death Benefit	–	0.20%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
Highest Anniversary or 5% Enhanced Death Benefit	–	0.25%

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before
86th birthday less surrenders, or (iv) the 5% interest anniversary value.

Extra Value Option (EV)	–	0.45%
Fee assessed to assets of the variable account for the first seven contract years in exchange for application of 3% credit of purchase payments made during first 12 months contract is in force.
Asset Allocation Service Charge Option	–	0.35%
Allows contract owner to utilize services of an independent third party to provide allocation and reallocation instruction.

Maximum Variable Account Charges(1):	1.30%	2.40%

(1)

When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2006.

	Total	ACVPIncGr3	ACVPUltra3	ACVPVal3	FidVIPEIS2R	FidVIPGrS2R	FidVIPConS2R	GVITFHiInc3
1.15%	$2,537,454	15,545	6,140	35,533	50,613	21,588	68,854	4,455
1.30%	56,024	–	–	–	–	–	–	–
1.35%	4,186,552	23,844	5,837	32,978	42,256	18,728	80,815	23,222
1.40%	937,155	6,170	1,330	14,599	13,746	7,456	29,221	893
1.50%	1,001,365	8	–	3	3	1	2	–
1.55%	1,055,771	5,838	331	7,060	4,735	5,121	21,442	7,138
1.60%	1,621,228	10,839	8,805	35,085	15,571	8,763	65,030	1,346
1.65%	44	–	–	–	–	–	–	–
1.70%	1,507,632	27	26	1	20	–	62	–
1.75%	595,367	–	–	–	–	–	–	–
1.80%	1,326,817	4,162	2,886	10,230	7,447	4,453	27,563	2,368
1.85%	537,509	8,431	356	12,733	13,276	3,272	28,148	1,645
1.90%	576,094	–	46	–	11	11	65	–
1.95%	551,609	7	–	11	11	–	8	1
2.00%	161,419	890	87	3,977	3,111	3,145	5,431	152
2.05%	225,577	4,765	1,545	6,950	5,316	5,277	7,508	–
2.15%	345,782	–	–	–	–	–	–	–
2.20%	229,110	52	–	53	–	48	66	–
2.35%	92,259	–	–	1	180	–	–	–
2.40%	58,609	–	–	–	–	–	–	–

Totals	$17,603,377	80,578	27,389	159,214	156,296	77,863	334,215	41,220

	GVITGvtBd3	GVITIDAgg6	GVITIDCon6	GVITIDMod6	GVITIDModAg6	GVITIDModCon6	GVITMdCpGr3	GVITMyMkt2
1.15%	$31,653	19,431	21,027	28,479	25,004	11,049	2,274	745,993
1.30%	–	–	–	–	–	–	–	–
1.35%	58,641	11,628	19,243	53,865	38,632	13,689	8,617	1,397,658
1.40%	8,154	3,784	2,434	51,341	13,467	2,691	2,802	234,650
1.50%	2	1	5	16	1	–	–	97,339
1.55%	5,620	10,808	2,836	14,190	15,802	9,329	1,464	380,330
1.60%	38,094	34,202	10,067	75,721	13,059	8,175	2,828	503,052
1.65%	–	–	–	–	–	–	–	–
1.70%	26	97	–	346	2	1	–	127,018
1.75%	–	–	631	–	–	–	–	39,003
1.80%	19,496	26,270	10,898	19,557	7,207	5,262	520	367,250
1.85%	8,175	2,964	8,090	13,608	3,112	7,160	694	129,029
1.90%	–	–	–	4	–	–	–	39,167
1.95%	1	–	–	–	–	–	–	36,737
2.00%	2,533	3	157	670	235	–	–	27,679
2.05%	2,086	9,227	1,715	2,190	8,157	856	300	28,380
2.10%	–	–	–	–	–	–	–	–
2.15%	107	–	–	–	–	–	–	25,153
2.20%	–	–	–	–	–	–	–	15,558
2.35%	–	–	–	–	–	–	–	13,958
2.40%	–	–	–	–	–	–	–	2,017

Totals	$174,588	118,415	77,103	259,987	124,678	58,212	19,499	4,209,971

	GVITNWFund3	GVITSmCapGr3	GVITSmCapVal3	GVITSmComp3	LMVPIntAllCap	LMVPLrgCp	LMVPMMrk	RyAbsRtStr
1.15%	$4,404	2,322	4,291	10,595	–	–	–	13,051
1.30%	–	–	–	–	930	53,611	1,483	–
1.35%	3,117	3,847	5,335	12,675	–	–	–	21,559
1.40%	1,942	1,483	3,024	4,537	–	–	–	3,589
1.50%	–	1	1	1	–	–	–	10,200
1.55%	212	30	784	913	–	–	–	6,543
1.60%	574	1,068	2,185	4,861	–	–	–	8,912
1.65%	–	–	–	–	–	–	–	9
1.70%	–	–	27	5	–	–	–	28,959
1.75%	–	–	–	–	–	–	–	2,300
1.80%	1,527	860	1,008	5,540	–	–	–	5,358
1.85%	6,398	464	3,496	3,553	–	–	–	1,305
1.90%	27	–	28	–	–	–	–	12,981
1.95%	–	–	–	–	–	–	–	2,664
2.00%	107	–	608	103	–	–	–	3,705
2.05%	–	1,298	1,767	132	–	–	–	11

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITNWFund3	GVITSmCapGr3	GVITSmCapVal3	GVITSmComp3	LMVPIntAllCap	LMVPLrgCp	LMVPMMrk	RyAbsRtStr
2.10%	–	–	–	–	–	–	–	–
2.15%	–	–	–	–	–	–	–	1,908
2.20%	–	–	1	–	–	–	–	199
2.35%	–	–	–	–	–	–	–	1,584
2.40%	–	–	–	–	–	–	–	–

Totals	$18,308	11,373	22,555	42,915	930	53,611	1,483	124,837

	RyBank	RyBasicM	RyBioTech	RyComm100	RyConsProd	RyDyDow	RyDyOTC	RyDySP500
1.15%	$11,338	38,737	17,079	9,752	17,867	23,330	34,393	22,037
1.30%	–	–	–	–	–	–	–	–
1.35%	34,270	51,484	37,886	11,734	34,729	55,108	83,961	72,542
1.40%	9,937	14,751	10,587	5,714	7,941	4,984	10,971	18,595
1.50%	20,268	36,452	27,128	60,985	33,755	17	10	11
1.55%	4,291	12,517	7,499	4,417	5,906	18,044	15,854	7,718
1.60%	4,269	12,007	6,026	4,053	5,641	22,977	26,202	27,519
1.65%	–	–	4	–	–	–	–	–
1.70%	38,035	60,062	43,448	96,131	51,656	1,478	–	110
1.75%	15,271	28,145	21,500	13,008	23,390	–	–	–
1.80%	10,923	19,214	15,817	3,098	10,175	18,613	20,775	17,419
1.85%	2,727	7,874	18,593	963	3,187	1,222	9,239	18,939
1.90%	14,361	23,288	16,069	29,790	22,416	–	–	11
1.95%	16,892	26,975	19,082	19,346	22,526	21	15	16
2.00%	199	3,371	1,930	748	2,012	2,027	2,566	3,728
2.05%	78	5,401	843	299	4,313	1,830	2,923	2,929
2.10%	–	–	–	–	–	–	–	–
2.15%	9,555	15,376	10,418	14,356	14,283	972	1	1
2.20%	4,879	10,460	8,346	2,610	9,436	–	–	–
2.35%	532	1,838	1,256	7,297	2,327	–	–	–
2.40%	2,051	3,344	2,704	–	2,599	–	–	–

Totals	$199,876	371,296	266,215	284,301	274,159	150,623	206,910	191,575

	RyDyStrDol	RyDyWeakDol	RyElec	RyEnergy	RyEnSvc	RyEuroAdv	RyFinSvc	RyGvtLgBd
1.15%	$2,251	8,377	14,003	55,571	67,274	70,181	17,964	53,773
1.30%	–	–	–	–	–	–	–	–
1.35%	2,043	12,057	30,309	71,949	123,674	98,428	46,624	44,770
1.40%	589	8,021	4,704	24,050	33,975	24,793	6,996	7,829
1.50%	3	1,677	22,229	57,121	33,239	15,660	54,704	89,626
1.55%	1,048	2,667	4,438	13,322	20,049	20,316	5,358	9,787
1.60%	311	2,431	3,295	19,574	25,121	33,993	8,917	32,451
1.65%	–	–	–	–	–	–	–	–
1.70%	–	1,587	31,885	86,403	52,379	15,145	74,141	125,588
1.75%	–	1,447	17,741	42,846	26,406	13,398	36,785	23,639
1.80%	3,339	2,169	9,026	34,933	38,422	34,139	18,771	24,748
1.85%	507	727	2,961	11,806	31,136	10,681	7,058	7,660
1.90%	1	708	13,178	35,391	20,825	6,560	34,594	37,331
1.95%	–	780	14,698	38,380	24,319	7,215	32,067	31,849
2.00%	190	850	1,406	4,823	5,460	5,470	2,546	2,594
2.05%	336	255	182	8,347	2,239	11,038	5,422	862
2.10%	–	–	–	–	–	–	–	–
2.15%	4	447	8,532	22,637	14,045	4,132	21,518	23,495
2.20%	–	739	7,139	16,609	9,772	7,153	16,218	6,536
2.35%	–	237	1,335	3,663	1,736	1,814	4,610	15,441
2.40%	–	96	2,122	4,944	3,229	1,137	3,801	295

Totals	$10,622	45,272	189,183	552,369	533,300	381,253	398,094	538,274

	RyHealthC	RyHedgeEq	RyNet	RyInDyDow	RyInGovLgBd	RyInMidCap	RyInOTC	RyInRus2000
1.15%	$19,834	9,156	15,662	11,134	37,627	9,602	37,072	19,836
1.30%	–	–	–	–	–	–	–	–
1.35%	88,933	7,562	22,359	17,820	33,968	11,074	59,693	26,438
1.40%	12,480	3,470	4,320	2,182	9,671	794	9,198	5,027
1.50%	41,776	4,445	7,691	7	11	1	4	–
1.55%	9,219	2,086	6,000	1,718	6,484	2,487	10,401	4,099
1.60%	9,598	796	2,449	3,905	23,146	3,401	28,120	5,934
1.65%	4	–	–	–	–	–	14	13
1.70%	59,332	11,925	7,401	–	–	1	2	2
1.75%	30,149	747	6,605	–	–	–	–	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	RyHealthC	RyHedgeEq	RyNet	RyInDyDow	RyInGovLgBd	RyInMidCap	RyInOTC	RyInRus2000
1.80%	18,009	6,347	7,037	2,524	13,244	2,143	16,037	5,703
1.85%	4,956	1,426	1,107	1,233	3,668	855	3,453	749
1.90%	25,810	5,569	2,967	–	–	–	1	–
1.95%	26,021	1,131	3,502	21	–	15	11	16
2.00%	2,822	3,252	693	543	2,078	241	2,762	1,653
2.05%	644	–	53	446	10,970	4	1,104	2
2.10%	–	–	–	–	–	–	–	–
2.15%	16,057	653	1,781	–	–	–	4	1
2.20%	12,468	35	3,371	–	–	–	–	–
2.35%	3,046	685	704	2	–	–	14	17
2.40%	3,390	–	767	–	–	–	–	–

Totals	$384,548	59,285	94,469	41,535	140,867	30,618	167,890	69,490

	RyInSP500	RyJapanAdv	RyLgCapGr	RyLgCapVal	RyLeisure	RyMidCapAdv	RyMidCapGr	RyMidCapVal
1.15%	$35,918	41,048	13,820	29,491	13,831	54,309	24,616	20,819
1.30%	–	–	–	–	–	–	–	–
1.35%	46,019	73,787	25,406	82,043	17,547	77,871	31,568	29,730
1.40%	18,549	16,433	2,481	6,165	4,222	28,046	4,272	3,824
1.50%	15,593	10,401	568	19,730	28,335	12,338	95	2,722
1.55%	13,038	16,859	13,259	29,836	5,043	32,590	10,766	5,275
1.60%	22,945	27,716	7,720	16,860	4,263	34,386	14,483	14,902
1.65%	–	–	–	–	–	–	–	–
1.70%	25,488	12,761	1,372	22,397	50,477	11,976	323	5,864
1.75%	12,383	8,612	145	15,494	21,115	10,699	29	1,080
1.80%	17,356	37,595	26,056	13,806	3,764	19,888	11,751	8,527
1.85%	4,401	9,855	1,916	3,896	1,842	7,953	3,398	4,464
1.90%	9,161	5,433	565	10,010	19,332	4,903	75	2,630
1.95%	11,082	4,316	149	8,440	22,284	5,615	20	747
2.00%	1,757	1,979	809	2,182	1,592	7,670	551	687
2.05%	1,267	3,463	5	235	4,022	14,560	97	156
2.10%	–	–	–	–	–	–	–	–
2.15%	6,271	2,744	155	5,173	12,833	2,887	89	655
2.20%	4,620	3,856	14	7,942	7,453	5,162	2	381
2.35%	696	847	66	2,532	1,038	1,153	–	321
2.40%	1,448	684	–	1,080	2,697	1,174	–	36

Totals	$247,992	278,389	94,506	277,312	221,690	333,180	102,135	102,820

	RyMCpCoreEq	RyNova	RyOTC	RyPrecMet	RyRealEst	RyRetail	RyRuss2000	RySectRot
1.15%	$1,885	49,837	30,085	66,866	49,292	5,899	157,057	61,901
1.30%	–	–	–	–	–	–	–	–
1.35%	4,745	101,121	37,769	126,472	105,103	10,208	75,391	87,487
1.40%	1,005	21,653	8,409	44,108	23,312	1,238	23,986	22,238
1.50%	4,643	59,169	–	20,936	40,574	30,061	4,264	3,515
1.55%	3,256	14,321	9,886	23,963	18,401	4,234	39,464	46,083
1.60%	1,006	41,683	42,335	39,022	20,492	2,043	70,190	35,020
1.65%	–	–	–	–	–	–	–	–
1.70%	10,034	83,365	–	31,767	77,813	50,038	4,851	9,038
1.75%	3,281	13,369	–	16,880	28,275	21,277	3,864	293
1.80%	1,711	29,100	49,111	44,622	17,283	8,033	23,921	51,918
1.85%	47	5,756	3,764	14,279	5,636	2,089	11,471	8,612
1.90%	4,384	23,723	–	13,050	30,234	20,621	2,069	4,082
1.95%	1,027	19,887	–	15,236	28,968	22,054	1,778	900
2.00%	50	1,787	2,938	5,855	3,955	1,106	5,284	7,409
2.05%	298	10,278	14,016	3,108	784	129	10,684	2,435
2.10%	–	–	–	–	–	–	–	–
2.15%	1,712	14,516	43	8,754	16,551	13,379	1,182	784
2.20%	662	2,799	384	6,542	9,438	7,721	1,731	89
2.35%	37	8,648	–	1,053	2,038	1,481	424	216
2.40%	–	–	–	2,145	3,375	2,607	281	–

Totals	$39,783	501,012	198,740	484,658	481,524	204,218	437,892	342,020

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	RySmCapGr	RySmCapVal	RyTech	RyTele	RyTrans	RyUtil
1.15%	$21,305	30,444	15,576	14,615	24,162	28,527
1.30%	–	–	–	–	–	–
1.35%	19,382	39,073	60,117	28,311	70,685	81,116
1.40%	3,740	8,642	10,372	3,705	19,364	12,499
1.50%	433	1,546	17,550	36,676	46,867	30,945
1.55%	7,342	24,127	6,974	4,695	14,147	15,961
1.60%	11,300	19,309	6,007	3,915	10,323	14,935
1.65%	–	–	–	–	–	–
1.70%	1,089	3,840	15,980	56,383	67,018	52,430
1.75%	100	456	10,147	27,874	33,877	23,106
1.80%	4,875	8,288	16,831	12,014	15,986	21,894
1.85%	1,338	3,764	2,488	3,616	7,218	21,070
1.90%	421	1,680	10,241	22,560	29,157	20,553
1.95%	108	351	6,387	25,351	29,574	22,997
2.00%	1,303	1,775	419	1,013	2,048	2,693
2.05%	17	110	254	425	5,632	5,602
2.10%	–	–	–	–	–	–
2.15%	112	335	5,806	14,601	18,294	13,251
2.20%	7	101	5,681	10,834	13,580	8,401
2.35%	31	178	2,354	2,120	3,464	1,466
2.40%	–	–	756	3,289	3,728	2,813

Totals	$72,903	144,019	193,940	271,997	415,124	380,259

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2006 and 2005, total transfers to the Account from the fixed account were $3,905,341 and $1,846,608, respectively, and total transfers from the Account to the fixed account were $4,179,443 and $1,989,495, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $1,132,484 and $1,224,773 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2006 and 2005, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $145,914 and $170,277 and to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2006 and 2005, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2006. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. – Income & Growth Fund – Class III
2006	1.15% to 2.05%	697,047	$14.07 to	13.50	$9,683,792	1.29%	15.74% to	14.74%
2005	1.15% to 2.05%	460,611	12.16 to	11.77	5,538,170	1.59%	3.43% to	2.54%
2004	1.15% to 2.05%	315,833	11.76 to	11.48	3,685,371	1.17%	11.69% to	10.77%
2003	1.15% to 2.05%	159,457	10.53 to	10.36	1,668,821	0.23%	27.87% to	26.70%
2002	1.15% to 1.60%	45,760	8.18 to	8.23	376,299	0.00%	-18.22% to	-17.68%	(a) (b)

American Century Variable Portfolios, Inc. – Ultra® Fund – Class III
2006	1.15% to 2.05%	185,778	10.39 to	9.96	1,911,057	0.00%	-4.39% to	-5.26%
2005	1.15% to 2.05%	284,912	10.87 to	10.51	3,068,548	0.00%	1.00% to	0.10%
2004	1.15% to 2.05%	90,454	10.76 to	10.50	966,536	0.00%	9.41% to	8.49%
2003	1.15% to 2.05%	34,588	9.84 to	9.68	338,713	0.00%	23.50% to	22.35%
2002	1.15% to 1.55%	32,296	7.94 to	7.97	257,088	0.36%	-20.63% to	-20.34%	(a) (b)

American Century Variable Portfolios, Inc. – Value Fund – Class III
2006	1.15% to 2.05%	1,105,290	15.18 to	14.57	16,567,282	0.96%	17.29% to	16.28%
2005	1.15% to 2.05%	671,652	12.94 to	12.53	8,593,733	0.73%	3.83% to	2.93%
2004	1.15% to 2.05%	516,992	12.46 to	12.17	6,386,499	0.62%	13.02% to	12.09%
2003	1.15% to 2.05%	165,937	11.03 to	10.86	1,819,797	0.72%	27.48% to	26.32%
2002	1.15% to 1.60%	41,169	8.60 to	8.65	355,889	0.00%	-14.05% to	-13.49%	(a) (b)

Fidelity® Variable Insurance Products Fund – Equity Income Portfolio – Service Class 2 R
2006	1.15% to 2.05%	1,195,976	14.33 to	13.75	16,960,523	2.85%	18.51% to	17.50%
2005	1.15% to 2.05%	785,938	12.09 to	11.70	9,416,625	1.24%	4.40% to	3.49%
2004	1.15% to 2.05%	478,682	11.58 to	11.31	5,497,773	0.99%	9.89% to	8.99%
2003	1.15% to 2.05%	170,311	10.54 to	10.38	1,784,156	1.49%	28.62% to	27.43%
2002	1.15% to 1.60%	47,451	8.14 to	8.20	388,260	0.00%	-18.58% to	-18.04%	(a) (b)

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class 2 R
2006	1.15% to 2.05%	449,694	10.94 to	10.49	4,853,304	0.23%	5.36% to	4.44%
2005	1.15% to 2.05%	509,898	10.38 to	10.04	5,245,505	0.20%	4.31% to	3.38%
2004	1.15% to 2.05%	260,018	9.95 to	9.71	2,564,583	0.16%	1.94% to	1.08%
2003	1.15% to 2.05%	130,748	9.76 to	9.61	1,269,769	0.06%	30.98% to	29.75%
2002	1.15% to 1.55%	18,215	7.42 to	7.45	135,684	0.00%	-25.83% to	-25.45%	(a) (b)

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio Service – Class 2 R
2006	1.15% to 2.05%	1,648,597	15.84 to	15.21	25,762,342	1.06%	10.15% to	9.22%
2005	1.15% to 2.05%	1,351,898	14.38 to	13.93	19,245,745	0.12%	15.34% to	14.36%
2004	1.15% to 2.05%	562,720	12.47 to	12.18	6,958,966	0.17%	13.82% to	12.88%
2003	1.15% to 2.05%	237,814	10.96 to	10.79	2,592,565	0.14%	26.71% to	25.56%
2002	1.15% to 1.60%	83,617	8.59 to	8.65	721,850	0.00%	-14.09% to	-13.54%	(a) (b)

Gartmore GVIT Federated GGVIT High Income Bond Fund – Class III
2006	1.15% to 2.05%	473,318	11.04 to	11.27	5,225,528	8.47%	9.33% to	8.37%
2005	1.15% to 1.80%	100,662	10.10 to	10.42	1,019,789	3.80%	1.00% to	0.85%	(a) (b)

Gartmore GVIT Government Bond Fund – Class III
2006	1.15% to 2.05%	1,131,842	11.58 to	11.10	12,931,905	4.34%	2.16% to	1.24%
2005	1.15% to 2.05%	936,308	11.33 to	10.97	10,497,329	4.39%	2.00% to	1.09%
2004	1.15% to 2.00%	621,353	11.11 to	10.86	6,853,796	6.24%	2.08% to	1.21%
2003	1.15% to 2.05%	407,518	10.88 to	10.72	4,411,443	4.68%	0.94% to	0.05%
2002	1.15% to 1.60%	707,893	10.72 to	10.78	7,622,031	2.55%	7.18% to	7.82%	(a) (b)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Investor Destinations Aggressive Fund – Class VI
2006	1.15% to 2.05%	824,418	$13.79 to	13.48	$11,235,970	2.12%	15.58% to	14.59%
2005	1.15% to 2.05%	613,612	11.93 to	11.76	7,279,159	2.12%	6.72% to	5.80%
2004	1.15% to 1.60%	39,336	11.18 to	11.15	439,389	2.34%	11.83% to	11.49%	(a	) (b)

Gartmore GVIT – Investor Destinations Conservative Fund – Class VI
2006	1.15% to 2.05%	536,836	11.11 to	10.85	5,917,114	3.47%	4.92% to	3.98%
2005	1.15% to 2.05%	436,065	10.59 to	10.43	4,594,448	3.38%	2.20% to	1.30%
2004	1.15% to 2.00%	140,679	10.36 to	10.30	1,453,807	2.72%	3.59% to	3.01%	(a	) (b)

Gartmore GVIT – Investor Destinations Moderate Fund – Class VI
2006	1.15% to 2.05%	1,684,346	12.40 to	12.11	20,706,119	2.59%	10.17% to	9.21%
2005	1.15% to 2.05%	1,398,649	11.25 to	11.09	15,655,434	2.56%	4.29% to	3.38%
2004	1.15% to 2.05%	871,310	10.79 to	10.72	9,380,597	2.58%	7.89% to	7.25%	(a	) (b)

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class VI
2006	1.15% to 2.05%	899,550	13.20 to	12.90	11,793,869	2.33%	13.25% to	12.27%
2005	1.15% to 2.05%	641,708	11.66 to	11.49	7,447,383	2.38%	5.93% to	5.01%
2004	1.15% to 2.05%	250,509	11.01 to	10.94	2,751,078	2.08%	10.08% to	9.42%	(a	) (b)

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class VI
2006	1.15% to 2.05%	309,482	11.72 to	11.45	3,599,791	2.83%	7.15% to	6.21%
2005	1.15% to 2.05%	386,892	10.94 to	10.78	4,204,984	4.35%	3.45% to	2.54%
2004	1.15% to 1.85%	68,049	10.58 to	10.53	717,830	2.65%	5.76% to	5.27%	(a	) (b)

Gartmore GVIT – Mid Cap Growth Fund – Class III
2006	1.15% to 2.05%	100,288	13.18 to	12.64	1,306,345	0.00%	8.67% to	7.74%
2005	1.15% to 2.05%	113,885	12.13 to	11.73	1,368,323	0.00%	8.47% to	7.55%
2004	1.15% to 2.05%	126,295	11.18 to	10.91	1,400,829	0.00%	13.99% to	13.04%
2003	1.15% to 2.05%	76,349	9.81 to	9.65	745,472	0.00%	38.63% to	37.35%
2002	1.35% to 1.55%	6,721	7.04 to	7.07	47,489	0.00%	-29.61% to	-29.33%	(a	) (b)

Gartmore GVIT – Money Market Fund II – Class I
2006	1.15% to 2.40%	20,692,057	10.17 to	9.52	207,345,677	5.21%	2.91% to	1.63%
2005	1.15% to 2.40%	24,895,689	9.89 to	9.37	243,237,085	2.98%	1.09% to	-0.18%
2004	1.15% to 2.40%	19,266,017	9.78 to	9.38	186,613,831	0.62%	-0.74% to	-1.99%
2003	1.15% to 2.40%	15,999,562	9.85 to	9.57	156,575,786	0.18%	-0.97% to	-2.22%
2002	1.15% to 1.60%	10,851,135	9.84 to	9.95	107,602,427	0.60%	-1.36% to	-0.46%

Gartmore GVIT – Nationwide Fund – Class III
2006	1.15% to 2.00%	132,523	13.24 to	12.73	1,734,018	0.85%	12.40% to	11.49%
2005	1.15% to 2.00%	133,824	11.77 to	11.41	1,559,758	0.80%	6.12% to	5.26%
2004	1.15% to 2.00%	75,896	11.10 to	10.84	831,866	1.27%	8.57% to	7.71%
2003	1.15% to 2.05%	79,403	10.22 to	10.06	805,109	0.84%	26.02% to	24.86%
2002	1.15% to 1.60%	49,230	8.06 to	8.11	398,598	0.83%	-19.44% to	-18.90%	(a	) (b)

Gartmore GVIT – Small Cap Growth Fund – Class III
2006	1.15% to 2.05%	57,842	11.64 to	11.16	665,642	0.00%	2.04% to	1.15%
2005	1.15% to 2.05%	73,636	11.40 to	11.03	832,039	0.00%	6.76% to	5.85%
2004	1.15% to 2.05%	93,866	10.68 to	10.42	996,846	0.00%	12.11% to	11.16%
2003	1.15% to 2.05%	103,064	9.53 to	9.37	977,782	0.00%	32.56% to	31.32%
2002	1.35% to 1.55%	2,437	7.17 to	7.18	17,485	0.00%	-28.31% to	-28.22%	(a	) (b)

Gartmore GVIT – Small Cap Value Fund – Class III
2006	1.15% to 2.05%	97,392	15.17 to	14.55	1,456,266	0.48%	16.02% to	15.03%
2005	1.15% to 2.05%	110,485	13.07 to	12.65	1,428,243	0.05%	1.88% to	1.00%
2004	1.15% to 2.05%	159,275	12.83 to	12.52	2,029,370	0.00%	16.02% to	15.11%
2003	1.15% to 2.05%	200,087	11.06 to	10.88	2,202,929	0.00%	54.98% to	53.55%
2002	1.15% to 1.60%	8,822	7.09 to	7.14	62,803	0.08%	-29.14% to	-28.64%	(a	) (b)

Gartmore GVIT – Small Company Fund – Class III
2006	1.15% to 2.05%	308,338	15.84 to	15.21	4,817,248	0.19%	10.78% to	9.84%
2005	1.15% to 2.05%	178,517	14.30 to	13.85	2,534,040	0.00%	11.02% to	10.09%
2004	1.15% to 2.05%	131,645	12.88 to	12.58	1,681,038	0.00%	17.69% to	16.74%
2003	1.15% to 2.05%	106,111	10.95 to	10.77	1,154,499	0.00%	39.37% to	38.10%
2002	1.15% to 1.35%	6,534	7.84 to	7.85	51,303	0.00%	-21.56% to	-21.45%	(a	) (b)

Legg Mason Partners Variable Portfolios II, Inc. – Fundamental Value Portfolio
2003	1.30%	2,967	21.23		62,996	0.41%	36.84%
2002	1.30%	6,235	15.52		96,745	0.97%	-22.33%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Legg Mason Partners Variable Portfolios III, Inc. – International All Cap Growth Portfolio
2006	1.30%	5,194	$15.49	$80,464	2.18%	24.23%
2005	1.30%	5,195	12.47	64,785	1.38%	10.27%
2004	1.30%	5,196	11.31	58,764	0.78%	16.34%
2003	1.30%	7,357	9.72	71,521	1.02%	25.80%
2002	1.30%	7,470	7.73	57,725	0.93%	-26.66%

Legg Mason Partners Variable Portfolios III, Inc. – Large Cap Value Portfolio
2006	1.30%	221,976	19.02	4,221,010	1.21%	16.74%
2005	1.30%	249,867	16.29	4,070,124	1.52%	5.11%
2004	1.30%	280,779	15.50	4,351,174	1.75%	9.19%
2003	1.30%	334,493	14.19	4,747,267	1.62%	25.94%
2002	1.30%	381,396	11.27	4,298,052	3.75%	-26.39%

Legg Mason Partners Variable Portfolios III, Inc. – Money Market Portfolio
2006	1.30%	8,955	12.92	115,735	4.64%	3.26%
2005	1.30%	8,963	12.52	112,177	2.57%	1.47%
2004	1.30%	10,348	12.33	127,637	0.59%	-0.43%
2003	1.30%	24,081	12.39	298,317	0.65%	-0.65%
2002	1.30%	25,868	12.47	322,546	1.31%	-0.04%

Rydex Variable Trust Portfolios – Absolute Return Strategies Fund
2006	1.15% to 2.35%	1,729,823	10.62 to 10.48	18,276,840	2.05%	5.42% to	4.17%
2005	1.15% to 2.00%	129,898	10.07 to 10.06	1,307,443	0.00%	0.70% to	0.63%	(a) (b)

Rydex Variable Trust Portfolios – Banking Fund
2006	1.15% to 2.40%	1,143,218	15.78 to 14.79	17,637,738	2.08%	9.97% to	8.62%
2005	1.15% to 2.40%	771,920	14.35 to 13.61	10,819,183	1.22%	-3.88% to	-5.07%
2004	1.15% to 2.40%	1,060,424	14.92 to 14.34	15,542,844	0.36%	13.42% to	12.08%
2003	1.15% to 2.40%	1,030,036	13.16 to 12.80	13,385,712	0.52%	30.23% to	28.61%
2002	1.15% to 1.60%	91,507	9.99 to 10.10	921,809	0.60%	-2.78% to	-1.92%

Rydex Variable Trust Portfolios – Basic Materials Fund
2006	1.15% to 2.40%	1,734,363	18.53 to 17.38	31,444,748	1.00%	20.89% to	19.45%
2005	1.15% to 2.40%	1,129,476	15.33 to 14.55	16,977,993	0.26%	2.85% to	1.60%
2004	1.15% to 2.40%	2,143,041	14.91 to 14.32	31,429,749	0.03%	19.44% to	18.06%
2003	1.15% to 2.40%	1,218,961	12.48 to 12.13	15,104,537	0.02%	29.95% to	28.26%
2002	1.15% to 1.55%	31,224	9.52 to 9.60	298,922	1.89%	-14.34% to	-13.75%

Rydex Variable Trust Portfolios – Biotechnology Fund
2006	1.15% to 2.20%	766,752	9.07 to 8.57	6,800,621	0.00%	-4.43% to	-5.41%
2005	1.15% to 2.40%	2,034,867	9.49 to 8.98	18,964,096	0.00%	9.40% to	8.02%
2004	1.15% to 2.05%	410,235	8.67 to 8.41	3,526,373	0.00%	-0.06% to	-0.92%
2003	1.15% to 2.40%	979,925	8.68 to 8.42	8,402,662	0.00%	40.48% to	38.67%
2002	1.15% to 1.60%	58,384	6.10 to 6.18	359,610	0.00%	-46.58% to	-45.98%

Rydex Variable Trust Portfolios – Commodities Fund
2006	1.15% to 2.35%	2,092,686	7.18 to 7.06	14,920,253	0.00%	-18.82% to	-19.85%
2005	1.15% to 2.35%	1,797,935	8.84 to 8.81	15,873,627	0.64%	-11.59% to	-11.86%	(a) (b)

Rydex Variable Trust Portfolios – Consumer Products Fund
2006	1.15% to 2.40%	1,420,963	15.22 to 14.26	21,139,565	0.94%	16.08% to	14.65%
2005	1.15% to 2.40%	846,312	13.11 to 12.44	10,816,844	0.47%	-1.54% to	-2.75%
2004	1.15% to 2.40%	1,275,298	13.31 to 12.79	16,692,929	0.04%	12.00% to	10.67%
2003	1.15% to 2.40%	498,453	11.89 to 11.55	5,859,949	0.08%	20.46% to	18.93%
2002	1.15% to 1.60%	131,223	9.76 to 9.87	1,290,505	0.06%	-5.56% to	-4.72%

Rydex Variable Trust Portfolios – Dynamic Dow Fund
2006	1.15% to 2.15%	1,299,147	13.23 to 12.89	17,058,249	0.76%	29.05% to	27.81%
2005	1.15% to 2.05%	528,954	10.25 to 10.10	5,400,561	0.71%	-4.91% to	-5.76%
2004	1.15% to 2.05%	641,605	10.78 to 10.72	6,907,611	8.79%	7.82% to	7.17%	(a) (b)

Rydex Variable Trust Portfolios – Dynamic OTC Fund
2006	1.15% to 2.15%	1,191,682	10.21 to 9.64	11,969,599	0.08%	3.66% to	2.63%
2005	1.15% to 2.05%	1,702,841	9.85 to 9.44	16,583,822	0.00%	-4.14% to	-4.99%
2004	1.15% to 2.05%	2,525,054	10.27 to 9.93	25,733,805	3.46%	12.90% to	11.99%
2003	1.15% to 2.05%	1,367,723	9.01 to 8.87	12,325,139	13.80%	96.36% to	94.23%
2002	1.15% to 1.60%	367,836	4.57 to 4.63	1,699,948	0.00%	-70.20% to	-69.82%

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust Portfolios – Dynamic S&P 500 Fund
2006	1.15% to 2.15%	1,441,771	$13.76 to	13.04	$19,561,762	0.94%	22.28% to	21.11%
2005	1.15% to 2.05%	1,050,169	11.25 to	10.82	11,666,957	0.10%	2.20% to	1.32%
2004	1.15% to 2.05%	1,221,310	11.01 to	10.67	13,274,965	0.00%	15.55% to	14.64%
2003	1.15% to 2.05%	2,532,632	9.53 to	9.31	24,009,533	0.00%	53.16% to	51.61%
2002	1.15% to 1.60%	240,214	6.14 to	6.22	1,489,970	0.00%	-47.18% to	-46.63%

Rydex Variable Trust Portfolios – Dynamic Strengthening Dollar Fund
2006	1.15% to 2.05%	22,945	9.09 to	8.98	207,608	1.60%	-11.65% to	-12.47%
2005	1.15% to 2.05%	21,223	10.29 to	10.26	218,176	0.91%	2.87% to	2.65%	(a) (b)

Rydex Variable Trust Portfolios – Dynamic Weakening Dollar Fund
2006	1.15% to 2.05%	408,120	11.21 to	11.09	4,563,472	6.30%	15.38% to	14.37%
2005	1.15% to 2.00%	47,007	9.72 to	9.70	456,636	0.37%	-2.80% to	-3.00%	(a) (b)

Rydex Variable Trust Portfolios – Electronics Fund
2006	1.15% to 2.40%	241,200	9.75 to	9.11	2,293,531	0.00%	1.31% to	0.07%
2005	1.15% to 2.40%	623,214	9.63 to	9.11	5,874,067	0.00%	2.68% to	1.33%
2004	1.15% to 2.40%	703,576	9.37 to	8.99	6,534,146	0.00%	-22.88% to	-23.84%
2003	1.15% to 2.40%	1,114,654	12.16 to	11.80	13,425,457	0.00%	67.87% to	65.57%
2002	1.15% to 1.60%	35,621	7.16 to	7.24	257,310	0.00%	-49.30% to	-48.81%

Rydex Variable Trust Portfolios – Energy Fund
2006	1.15% to 2.40%	1,497,573	21.24 to	19.93	31,118,572	0.00%	10.64% to	9.34%
2005	1.15% to 2.40%	1,965,737	19.20 to	18.23	37,034,830	0.02%	36.95% to	35.41%
2004	1.15% to 2.40%	2,467,542	14.02 to	13.46	34,037,274	0.01%	30.75% to	29.25%
2003	1.15% to 2.40%	1,407,669	10.72 to	10.42	14,938,467	0.00%	21.60% to	20.05%
2002	1.15% to 1.60%	158,402	8.72 to	8.82	1,394,943	0.00%	-15.31% to	-14.50%

Rydex Variable Trust Portfolios – Energy Services Fund
2006	1.15% to 2.40%	762,447	25.11 to	23.58	18,870,570	0.00%	9.71% to	8.45%
2005	1.15% to 2.40%	1,742,365	22.89 to	21.75	39,235,726	0.00%	46.60% to	44.95%
2004	1.15% to 2.40%	578,680	15.61 to	15.00	8,944,842	0.00%	32.20% to	30.65%
2003	1.15% to 2.05%	285,215	11.81 to	11.58	3,352,149	0.00%	7.17% to	6.16%
2002	1.15% to 1.60%	76,321	10.90 to	11.05	838,973	0.00%	-13.83% to	-13.09%

Rydex Variable Trust Portfolios – Europe Advantage Fund
2006	1.15% to 2.40%	2,192,359	17.12 to	16.04	36,864,640	2.12%	28.02% to	26.51%
2005	1.15% to 2.40%	1,207,475	13.37 to	12.68	15,928,613	0.25%	5.14% to	3.88%
2004	1.15% to 2.40%	1,888,067	12.72 to	12.20	23,728,720	17.67%	14.82% to	13.49%
2003	1.15% to 2.40%	1,241,111	11.08 to	10.75	13,657,286	25.55%	41.43% to	39.58%
2002	1.15% to 1.55%	228,764	7.76 to	7.83	1,783,989	0.03%	-29.69% to	-29.18%

Rydex Variable Trust Portfolios – Financial Services Fund
2006	1.15% to 2.40%	2,399,247	15.30 to	14.33	35,797,623	1.28%	15.39% to	14.00%
2005	1.15% to 2.40%	1,940,222	13.26 to	12.57	25,144,304	0.58%	2.19% to	0.94%
2004	1.15% to 2.40%	2,215,554	12.97 to	12.46	28,208,416	0.21%	15.77% to	14.41%
2003	1.15% to 2.40%	666,736	11.20 to	10.89	7,386,468	0.11%	27.44% to	25.82%
2002	1.15% to 1.55%	59,788	8.71 to	8.79	524,297	0.00%	-16.68% to	-16.08%

Rydex Variable Trust Portfolios – Government Long Bond Advantage Fund
2006	1.15% to 2.40%	2,477,009	12.09 to	11.32	29,166,507	3.73%	-4.26% to	-5.49%
2005	1.15% to 2.35%	2,933,150	12.63 to	12.00	36,425,360	3.04%	6.45% to	5.21%
2004	1.15% to 2.35%	1,812,323	11.86 to	11.41	21,283,468	3.65%	7.12% to	5.82%
2003	1.15% to 2.35%	1,181,842	11.07 to	10.78	12,990,386	2.96%	-2.21% to	-3.35%
2002	1.15% to 1.60%	1,033,379	11.20 to	11.32	11,662,664	6.41%	16.18% to	17.23%

Rydex Variable Trust Portfolios – Health Care Fund
2006	1.15% to 2.40%	2,061,198	11.72 to	10.97	23,616,249	0.00%	3.91% to	2.63%
2005	1.15% to 2.40%	2,579,881	11.28 to	10.69	28,504,790	0.00%	9.38% to	8.03%
2004	1.15% to 2.40%	1,787,784	10.31 to	9.89	18,134,006	0.00%	5.00% to	3.74%
2003	1.15% to 2.40%	1,154,231	9.82 to	9.53	11,198,164	0.00%	28.28% to	26.66%
2002	1.15% to 1.60%	131,266	7.56 to	7.65	1,001,779	0.00%	-22.98% to	-22.21%

Rydex Variable Trust Portfolios – Hedged Equity Fund
2006	1.15% to 2.35%	756,277	10.79 to	10.65	8,121,721	1.98%	6.96% to	5.69%
2005	1.15% to 2.00%	134,664	10.08 to	10.08	1,357,333	0.19%	0.84% to	0.77%	(a) (b)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust Portfolios – Internet Fund
2006	1.15% to	2.40%	309,872	$15.44 to	14.46	$4,724,502	0.00%	8.44% to	7.12%
2005	1.15% to	2.40%	945,879	14.24 to	13.50	13,226,384	0.00%	-2.51% to	-3.73%
2004	1.15% to	2.40%	1,965,133	14.60 to	14.02	28,174,640	0.00%	14.54% to	13.23%
2003	1.15% to	2.40%	1,384,802	12.75 to	12.38	17,462,819	0.00%	62.50% to	60.47%
2002	1.15% to	1.55%	43,471	7.77 to	7.84	340,198	0.00%	-44.45% to	-43.99%

Rydex Variable Trust Portfolios – Inverse Dynamic Dow Fund
2006	1.15% to	2.05%	681,290	6.83 to	6.66	4,624,437	1.86%	-22.67% to	-23.42%
2005	1.15% to	2.00%	369,228	8.83 to	8.70	3,246,389	1.46%	0.46% to	-0.44%
2004	1.15% to	2.00%	213,395	8.79 to	8.74	1,871,704	0.00%	-12.14% to	-12.64%	(a) (b)

Rydex Variable Trust Portfolios – Inverse Government Long Bond Fund
2006	1.15% to	2.05%	928,746	8.71 to	8.42	8,028,340	2.24%	6.87% to	5.93%
2005	1.15% to	2.05%	1,169,228	8.15 to	7.95	9,458,742	0.00%	-6.33% to	-7.22%
2004	1.15% to	2.05%	1,762,008	8.70 to	8.57	15,246,795	0.00%	-11.69% to	-12.52%
2003	1.15% to	2.05%	1,091,091	9.85 to	9.79	10,726,393	0.00%	-1.48% to	-2.08%	(a) (b)

Rydex Variable Trust Portfolios – Inverse Mid Cap Fund
2006	1.15% to	2.00%	449,003	7.54 to	7.36	3,370,439	2.37%	-4.93% to	-5.78%
2005	1.15% to	1.85%	244,801	7.93 to	7.84	1,935,247	1.97%	-9.21% to	-9.92%
2004	1.15% to	2.05%	88,589	8.74 to	8.69	771,961	0.00%	-12.61% to	-13.14%	(a) (b)

Rydex Variable Trust Portfolios – Inverse OTC Fund
2006	1.15% to	2.05%	2,522,905	4.82 to	4.58	11,962,337	5.47%	-2.53% to	-3.43%
2005	1.15% to	2.05%	1,394,598	4.94 to	4.74	6,804,691	0.00%	0.11% to	-0.83%
2004	1.15% to	2.05%	1,528,468	4.94 to	4.78	7,445,853	0.00%	-12.85% to	-13.75%
2003	1.15% to	2.05%	1,101,548	5.67 to	5.54	6,187,096	2.02%	-38.09% to	-38.73%
2002	1.15% to	1.60%	752,772	9.04 to	9.15	6,858,467	2.03%	31.06% to	32.31%

Rydex Variable Trust Portfolios – Inverse Russell 2000 Fund
2006	1.15% to	2.00%	801,628	7.09 to	6.92	5,653,817	3.48%	-12.96% to	-13.76%
2005	1.15% to	2.00%	453,503	8.14 to	8.02	3,681,128	2.22%	-4.16% to	-5.04%
2004	1.15% to	2.00%	106,063	8.50 to	8.45	898,747	0.00%	-15.01% to	-15.50%	(a) (b)

Rydex Variable Trust Portfolios – Inverse S&P 500 Fund
2006	1.15% to	2.05%	1,349,133	6.56 to	6.24	8,734,403	8.27%	-8.56% to	-9.41%
2005	1.15% to	2.05%	1,247,352	7.17 to	6.89	8,843,219	0.00%	-1.91% to	-2.83%
2004	1.15% to	2.35%	1,403,512	7.31 to	7.02	10,139,870	0.00%	-11.24% to	-12.41%
2003	1.15% to	2.35%	562,511	8.24 to	8.01	4,600,851	0.00%	-24.53% to	-25.46%
2002	1.15% to	1.60%	733,397	10.79 to	10.91	7,968,126	0.82%	19.17% to	20.24%

Rydex Variable Trust Portfolios – Japan Advantage Fund
2006	1.15% to	2.35%	1,190,504	13.07 to	12.27	15,318,670	2.11%	3.93% to	2.77%
2005	1.15% to	2.40%	2,199,730	12.58 to	11.91	27,314,609	0.00%	18.97% to	17.49%
2004	1.15% to	2.05%	743,806	10.57 to	10.26	7,780,211	0.00%	9.06% to	8.18%
2003	1.15% to	2.05%	458,873	9.69 to	9.48	4,412,984	0.00%	36.04% to	34.73%
2002	1.15% to	1.35%	357,322	7.06 to	7.13	2,531,515	0.00%	-17.78% to	-17.16%

Rydex Variable Trust Portfolios – Large Cap Growth Fund
2006	1.15% to	2.35%	967,675	10.85 to	10.50	10,397,766	0.00%	4.19% to	2.95%
2005	1.15% to	2.00%	1,081,956	10.41 to	10.26	11,172,943	0.09%	0.61% to	-0.24%
2004	1.15% to	2.00%	633,174	10.35 to	10.29	6,542,448	1.00%	3.47% to	2.88%	(a) (b)

Rydex Variable Trust Portfolios – Large Cap Value Fund
2006	1.15% to	2.40%	3,100,903	13.37 to	12.94	41,102,720	0.69%	16.31% to	14.90%
2005	1.15% to	2.00%	1,013,947	11.50 to	11.34	11,605,054	0.67%	2.99% to	2.16%
2004	1.15% to	1.85%	420,376	11.16 to	11.11	4,685,275	0.77%	11.63% to	11.12%	(a) (b)

Rydex Variable Trust Portfolios – Leisure Fund
2006	1.15% to	2.40%	1,336,727	18.46 to	17.31	24,067,868	0.00%	22.05% to	20.55%
2005	1.15% to	2.40%	688,928	15.12 to	14.36	10,157,585	0.00%	-5.96% to	-7.10%
2004	1.15% to	2.40%	2,018,829	16.08 to	15.45	31,917,768	0.00%	22.44% to	21.02%
2003	1.15% to	2.40%	801,265	13.13 to	12.77	10,392,637	0.00%	33.34% to	31.62%
2002	1.15% to	1.60%	56,410	9.74 to	9.85	553,680	0.00%	-16.47% to	-15.74%

Rydex Variable Trust Portfolios – Mid Cap Advantage Fund
2006	1.15% to	2.40%	915,949	20.65 to	19.37	18,630,982	0.22%	9.20% to	7.88%
2005	1.15% to	2.40%	1,832,079	18.91 to	17.96	34,165,571	0.00%	12.76% to	11.43%
2004	1.15% to	2.40%	1,074,402	16.77 to	16.12	17,808,586	0.00%	20.74% to	19.36%
2003	1.15% to	2.40%	983,334	13.89 to	13.50	13,556,655	0.00%	50.68% to	48.73%
2002	1.15% to	1.60%	237,934	9.12 to	9.22	2,186,704	0.00%	-25.97% to	-25.31%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust Portfolios – Mid Cap Growth Fund
2006	1.15% to 2.15%	465,988	$12.10 to	11.79	$5,600,019	0.00%	1.94% to	0.95%
2005	1.15% to 2.05%	2,175,794	11.87 to	11.69	25,716,327	0.00%	10.19% to	9.24%
2004	1.15% to 2.05%	566,096	10.77 to	10.70	6,084,013	0.00%	7.69% to	7.05%	(a	) (b)

Rydex Variable Trust Portfolios – Mid Cap Value Fund
2006	1.15% to 2.40%	751,110	14.17 to	13.71	10,532,616	1.16%	15.73% to	14.33%
2005	1.15% to 2.05%	434,593	12.24 to	12.07	5,300,196	0.55%	7.08% to	6.17%
2004	1.15% to 2.00%	733,363	11.43 to	11.37	8,375,196	0.02%	14.32% to	13.69%	(a	) (b)

Rydex Variable Trust Portfolios – Multi Cap Core Equity Fund
2006	1.15% to 2.35%	448,474	11.31 to	11.17	5,045,584	0.08%	13.05% to	11.72%
2005	1.15% to 1.80%	35,674	10.01 to	10.00	356,874	0.00%	0.06% to	0.01%	(a	) (b)

Rydex Variable Trust Portfolios – Nova Fund
2006	1.15% to 2.35%	4,124,172	13.51 to	12.68	54,628,828	0.79%	17.91% to	16.53%
2005	1.15% to 2.35%	5,496,441	11.46 to	10.88	61,916,595	0.30%	2.77% to	1.57%
2004	1.15% to 2.35%	4,376,840	11.15 to	10.71	48,297,744	0.05%	13.30% to	12.04%
2003	1.15% to 2.20%	2,518,202	9.84 to	9.59	24,637,798	0.00%	37.59% to	36.04%
2002	1.15% to 1.60%	540,045	7.07 to	7.15	3,846,631	5.87%	-37.09% to	- 36.47%

Rydex Variable Trust Portfolios – OTC Fund
2006	1.15% to 2.20%	841,434	13.25 to	12.54	10,952,350	0.00%	4.56% to	3.48%
2005	1.15% to 2.05%	1,260,934	12.67 to	12.20	15,717,447	0.00%	-0.05% to	-0.93%
2004	1.15% to 2.40%	4,291,035	12.68 to	12.17	53,776,428	0.00%	8.09% to	6.80%
2003	1.15% to 2.05%	833,609	11.73 to	11.49	9,709,977	0.00%	43.75% to	42.42%
2002	1.15% to 1.60%	248,795	8.07 to	8.16	2,022,792	0.00%	-40.14% to	-39.56%

Rydex Variable Trust Portfolios – Precious Metals Fund
2006	1.15% to 2.40%	1,192,909	23.04 to	21.62	27,089,138	0.00%	20.04% to	18.68%
2005	1.15% to 2.40%	1,824,984	19.19 to	18.21	34,432,953	0.00%	19.50% to	17.96%
2004	1.15% to 2.40%	1,135,796	16.06 to	15.44	17,973,169	0.00%	-15.20% to	-16.22%
2003	1.15% to 2.40%	828,775	18.94 to	18.43	15,566,822	0.00%	39.28% to	37.61%
2002	1.15% to 1.60%	518,500	13.45 to	13.60	7,029,828	0.00%	42.73% to	43.91%

Rydex Variable Trust Portfolios – Real Estate Fund
2006	1.15% to 2.40%	2,113,674	23.10 to	21.68	47,814,239	2.17%	29.23% to	27.70%
2005	1.15% to 2.40%	941,969	17.88 to	16.98	16,519,261	1.76%	5.92% to	4.67%
2004	1.15% to 2.05%	638,192	16.88 to	16.41	10,696,859	0.83%	28.05% to	27.02%
2003	1.15% to 1.85%	158,221	13.18 to	12.98	2,074,868	3.65%	28.81% to	27.94%
2002	1.15% to 1.60%	105,366	10.12 to	10.23	1,075,217	2.86%	-3.12% to	-2.25%

Rydex Variable Trust Portfolios – Retailing Fund
2006	1.15% to 2.40%	1,189,006	15.08 to	14.13	17,395,420	0.00%	8.81% to	7.47%
2005	1.15% to 2.40%	842,111	13.86 to	13.15	11,373,723	0.00%	4.27% to	3.00%
2004	1.15% to 2.40%	1,119,057	13.29 to	12.76	14,599,245	0.00%	8.79% to	7.50%
2003	1.15% to 2.40%	557,769	12.22 to	11.87	6,728,717	0.00%	33.71% to	32.01%
2002	1.15% to 1.60%	20,170	9.04 to	9.14	183,299	0.00%	-23.50% to	-22.81%

Rydex Variable Trust Portfolios – Russell 2000 Advantage Fund
2006	1.15% to 2.20%	2,130,166	20.01 to	18.96	42,198,456	0.38%	19.46% to	18.28%
2005	1.15% to 2.05%	1,371,869	16.75 to	16.13	22,760,014	1.59%	2.72% to	1.85%
2004	1.15% to 2.35%	4,543,149	16.30 to	15.68	73,517,463	0.00%	23.76% to	22.42%
2003	1.15% to 2.40%	5,186,476	13.17 to	12.79	67,947,607	9.37%	62.39% to	60.23%
2002	1.15% to 1.60%	1,252,515	8.02 to	8.11	10,145,460	0.00%	-36.77% to	-36.19%

Rydex Variable Trust Portfolios – Sector Rotation Fund
2006	1.15% to 2.35%	2,251,981	13.39 to	12.66	29,607,719	0.00%	10.11% to	8.84%
2005	1.15% to 2.05%	1,587,662	12.16 to	11.77	19,107,058	0.00%	12.41% to	11.45%
2004	1.15% to 2.05%	753,136	10.82 to	10.56	8,100,165	0.00%	9.44% to	8.52%
2003	1.15% to 2.05%	989,549	9.89 to	9.73	9,733,379	0.00%	28.41% to	27.20%
2002	1.15% to 1.60%	412,002	7.65 to	7.70	3,167,162	0.00%	-23.51% to	-23.00%	(a	) (b)

Rydex Variable Trust Portfolios – Small Cap Growth Fund
2006	1.15% to 2.35%	488,949	12.85 to	12.45	6,242,443	0.00%	6.50% to	5.24%
2005	1.15% to 2.05%	666,066	12.07 to	11.89	8,006,859	0.00%	4.98% to	4.09%
2004	1.15% to 2.05%	915,334	11.49 to	11.43	10,503,385	0.00%	14.93% to	14.25%	(a	) (b)

Rydex Variable Trust Portfolios – Small Cap Value Fund
2006	1.15% to 2.35%	926,833	14.14 to	13.71	13,008,771	0.47%	17.84% to	16.48%
2005	1.15% to 2.00%	737,733	12.00 to	11.84	8,816,352	0.00%	2.45% to	1.63%
2004	1.15% to 2.00%	1,503,275	11.71 to	11.65	17,579,309	0.08%	17.13% to	16.49%	(a	) (b)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust Portfolios – Technology Fund
2006	1.15% to 2.40%	1,010,681	$13.66 to	12.79	$13,549,456	0.00%	4.68% to	3.39%
2005	1.15% to 2.40%	900,201	13.05 to	12.37	11,528,619	0.00%	1.93% to	0.65%
2004	1.15% to 2.40%	932,471	12.80 to	12.29	11,788,174	0.00%	-0.01% to	-1.20%
2003	1.15% to 2.40%	1,124,632	12.81 to	12.44	14,246,545	0.00%	59.47% to	57.46%
2002	1.15% to 1.60%	125,977	7.96 to	8.03	1,009,366	0.00%	-40.28% to	-39.81%

Rydex Variable Trust Portfolios – Telecommunications Fund
2006	1.15% to 2.40%	1,823,489	10.64 to	9.95	18,869,371	1.33%	18.14% to	16.72%
2005	1.15% to 2.40%	1,531,964	9.01 to	8.52	13,459,014	0.00%	0.00% to	-1.25%
2004	1.15% to 2.40%	2,551,837	9.01 to	8.63	22,542,299	0.00%	11.38% to	10.08%
2003	1.15% to 2.40%	1,109,456	8.09 to	7.84	8,870,526	0.00%	32.14% to	30.47%
2002	1.15% to 1.60%	146,026	6.04 to	6.12	891,274	0.00%	-40.98% to	-40.28%

Rydex Variable Trust Portfolios – Transportation Fund
2006	1.15% to 2.40%	1,086,893	17.35 to	16.27	18,351,689	0.00%	6.15% to	4.90%
2005	1.15% to 2.40%	1,307,594	16.35 to	15.51	20,916,580	0.00%	7.24% to	5.95%
2004	1.15% to 2.40%	2,259,235	15.24 to	14.64	33,857,618	0.00%	21.58% to	20.12%
2003	1.15% to 2.40%	336,896	12.54 to	12.19	4,171,916	0.00%	19.13% to	17.60%
2002	1.15% to 1.60%	37,312	10.44 to	10.53	391,786	0.00%	-13.28% to	-12.70%

Rydex Variable Trust Portfolios – Utilities Fund
2006	1.15% to 2.40%	3,166,003	11.65 to	10.90	36,117,198	2.76%	19.58% to	18.12%
2005	1.15% to 2.40%	1,986,172	9.74 to	9.23	18,972,070	1.32%	9.30% to	8.00%
2004	1.15% to 2.40%	935,617	8.92 to	8.54	8,266,553	1.64%	15.96% to	14.58%
2003	1.15% to 2.40%	1,290,262	7.69 to	7.46	9,829,647	2.41%	23.96% to	22.33%
2002	1.15% to 1.60%	361,021	6.14 to	6.20	2,235,278	0.02%	-34.18% to	-33.60%

2006 Reserves for annuity contracts in payout phase:					1,830,048

2006 Contract owners’ equity					$1,233,770,495

2005 Reserves for annuity contracts in payout phase:					470,636

2005 Contract owners’ equity					$1,092,585,927

2004 Reserves for annuity contracts in payout phase:					167,427

2004 Contract owners’ equity					$979,135,633

2003 Reserves for annuity contracts in payout phase:					75,047

2003 Contract owners’ equity					$578,495,135

2002 Reserves for annuity contracts in payout phase:					74,923

2002 Contract owners’ equity					$198,848,699

*

This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b)

Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company

    and Contract Owners of Nationwide Variable Account-4:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-4 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2006, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2006, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 9, 2007

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